Quarterly Schedules of
Portfolio Holdings
January 31, 2020
Fixed Income Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Harbor Bond Fund	HBFRX	HABDX	HRBDX	–
Harbor Convertible Securities Fund	HNCVX	HACSX	HRCSX	HICSX
Harbor Core Bond Fund	HCBRX	HACBX	–	–
Harbor High-Yield Bond Fund	HNHYX	HYFAX	HYFRX	HYFIX
Harbor High-Yield Opportunities Fund	HHYRX	HHYNX	HHYAX	HHYVX

Harbor Bond Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—7.2%
Principal Amount		Value
	Allegro CLO I Ltd.[1]
	Series 2013 Cl. 1A
$293	2.990% (3 Month USD Libor + 1.220) 01/30/2026[2,3]	$293
	Ally Auto Receivables Trust
	Series 2018-3 Cl. A2
31	2.720%—05/17/2021	31
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
6,311	1.821% (1 Month USD Libor + 0.160) 05/25/2036[2]	2,353
	Series 2005-W2 Cl. A2C
1,350	2.021% (1 Month USD Libor + 0.360) 10/25/2035[2]	1,353
	Series 2004-W11 Cl. M3
939	2.786% (1 Month USD Libor + 0.750) 11/25/2034[2]	948
		4,654
	Asset Backed Securities Corp. Home Equity Loan Trust
	Series 2003-HE4 Cl. M1
4,808	2.921% (1 Month USD Libor + 0.830) 08/15/2033[2]	4,853
	Cent CLO Ltd.[1]
	Series 2015-24A Cl. A1R
5,200	2.901% (3 Month USD Libor + 1.070) 10/15/2026[2,3]	5,208
	Countrywide Asset-Backed Certificates
	Series 2006-21 Cl. 2A3
1,094	1.811% (1 Month USD Libor + 0.150) 05/25/2037[2]	1,089
	Series 2006-ABC1 Cl. A3
4,486	1.901% (1 Month USD Libor + 0.240) 05/25/2036[2]	3,578
	Series 2006-2 Cl. M1
1,200	2.061% (1 Month USD Libor + 0.400) 06/25/2036[2]	1,197
		5,864
	Credit Acceptance Auto Loan Trust
	Series 2018-2A Cl. A
6,300	3.470%—05/17/2027[3]	6,389
	Crown Point CLO Ltd.[1]
	Series 2018-5A Cl. A
5,700	2.776% (3 Month USD Libor + 0.940) 07/17/2028[2,3]	5,699
	Dryden XXV Senior Loan Fund
	Series 2012-25A Cl. ARR
5,401	2.731% (3 Month USD Libor + 0.900) 10/15/2027[2,3]	5,407
	Evergreen Credit Card Trust
	Series 2019-2 Cl. A
6,000	1.900%—09/15/2024[3]	6,047
	First Franklin Mortgage Loan Trust
	Series 2006-FF10 Cl. A4
55	1.811% (1 Month USD Libor + 0.150) 07/25/2036[2]	55
	GSAA Trust
	Series 2006-20 Cl. 1A2
4,256	1.841% (1 Month USD Libor + 0.180) 12/25/2046[2]	2,097
	Series 2007-9 Cl. A1A
1,052	6.000%—08/25/2047	1,039
		3,136
	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
109	1.731% (1 Month USD Libor + 0.070) 12/25/2036[2]	64
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2 Cl. 2A3
4,966	1.831% (1 Month USD Libor + 0.170) 12/25/2036[2]	1,915
	IXIS Real Estate Capital Trust
	Series 2005-HE1 Cl. M4
1,966	2.711% (1 Month USD Libor + 1.050) 06/25/2035[2]	1,917
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	JPMorgan Mortgage Acquisition Corp.
	Series 2006-HE1 Cl.A4
$2,046	2.241% (1 Month USD Libor + 0.290) 01/25/2036[2]	$2,040
	JPMorgan Mortgage Acquisition Trust
	Series 2007-HE1 Cl. AF3
866	4.229%—05/25/2035[4]	671
	LoanCore Ltd.
	Series 2018-CRE1 Cl. A
5,200	2.806% (1 Month USD Libor + 1.130) 05/15/2028[2,3]	5,203
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
5,421	1.901% (1 Month USD Libor + 0.240) 06/25/2036[2]	3,200
	Mid-State Trust
	Series 2004-1 Cl. A
907	6.005%—08/15/2037	979
	Monarch Grove CLO[1]
	Series 2018-1A Cl. A1
4,300	2.674% (3 Month USD Libor + 0.880) 01/25/2028[2,3]	4,297
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2007-HE1 Cl. A2C
2,065	1.811% (1 Month USD Libor + 0.150) 11/25/2036[2]	1,436
	Morgan Stanley Dean Witter Capital I
	Series 2002-HE1 Cl. M1
284	2.561% (1 Month USD Libor + 0.600) 07/25/2032[2]	285
	Mountain View CLO Ltd.[1]
	Series 2014-1A Cl. ARR
4,150	2.631% (3 Month USD Libor + 0.800) 10/15/2026[2,3]	4,148
	Navient Student Loan Trust
	Series 2017-3A Cl. A1
134	1.961% (1 Month USD Libor + 0.300) 07/26/2066[2,3]	134
	OneMain Financial Issuance Trust
	Series 2017-1A Cl. A1
4,060	2.370%—09/14/2032[3]	4,064
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
4,364	1.911% (1 Month USD Libor + 0.250) 07/25/2037[2]	3,317
	Park Place Securities Inc.
	Series 2005-WCW3 Cl. M1
4,739	2.141% (1 Month USD Libor + 0.480) 08/25/2035[2]	4,755
	People's Financial Realty Mortgage Securities Trust
	Series 2006-1 Cl. 1A2
4,629	1.791% (1 Month USD Libor + 0.130) 09/25/2036[2]	1,287
	RAMP Trust
	Series 2004-RS8 Cl. MII1
326	2.561% (1 Month USD Libor + 0.600) 08/25/2034[2]	327
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. M1
7,789	2.321% (1 Month USD Libor + 0.440) 08/25/2035[2]	5,933
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
33	5.130%—09/01/2023	34
	Series 2009-20A Cl. 1
1,519	5.720%—01/01/2029	1,674
	Series 2008-20H Cl. 1
3,292	6.020%—08/01/2028	3,597
	Series 2001-20A Cl. 1
19	6.290%—01/01/2021	19
		5,324

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—Continued
Principal Amount			Value
		SoFi Professional Loan Program Trust
		Series 2018-A1FX Cl. B
	$1,825	2.640%—08/25/2047[3]	$1,828
		Specialty Underwriting & Residential Finance Trust
		Series 2006-BC4 Cl. A2B
	2,948	1.902% (1 Month USD Libor + 0.110) 09/25/2037[2]	1,470
		Structured Asset Securities Co.
		Series 2007-MN1A Cl. A1
	20,737	1.891% (1 Month USD Libor + 0.230) 01/25/2037[2,3]	14,982
		Telos CLO Ltd.[1]
		Series 2014 Cl. 6A
	4,664	3.106% (3 Month USD Libor + 1.270) 01/17/2027[2,3]	4,667
		TPG Real Estate Finance Trust
		Series 2019-Fl3 Cl. A
	5,000	2.819% (1 Month USD Libor + 1.150) 10/15/2034[2,3]	5,004
		Tralee CLO V Ltd.[1]
		Series 2018-5A Cl. A1
	5,900	2.929% (3 Month USD Libor + 1.110) 10/20/2028[2,3]	5,902
		Trillium Credit Card Trust II
		Series 2018-1A Cl. A
	8,100	1.911% (1 Month USD Libor) 02/27/2023[2,3]	8,101
		Venture XVI CLO Ltd.[1]
		Series 2014-16A Cl. ARR
	5,400	2.681% (3 Month USD Libor + 0.850) 01/15/2028[2,3]	5,393
		Westlake Automobile Receivables Trust
		Series 2018-A2A Cl. 3A
	2,280	2.980%—01/18/2022[3]	2,286
TOTAL ASSET-BACKED SECURITIES
(Cost $145,075)			148,565

BANK LOAN OBLIGATIONS—0.3%
(Cost $5,191)
CONSUMER FINANCE—0.3%
		Toyota Motor Credit Corporation
		2018 Term Loan
	5,200	2.966% (3 Month USD Libor + 0.580) 09/28/2020[2]	5,200[x]

COLLATERALIZED MORTGAGE OBLIGATIONS—7.2%
		Adjustable Rate Mortgage Trust
		Series 2006-3 Cl. 4A2
	2,709	1.781% (1 Month USD Libor + 0.120) 08/25/2036[2]	1,465
		Alba plc
		Series 2007-1 Cl. A3
GBP	2,457	0.964% (3 Month GBP Libor + 0.170) 03/17/2039[2]	3,099
		Banc of America Funding Corp.
		Series 2007-C Cl. 7A5
	$799	1.954% (1 Month USD Libor + 0.300) 05/20/2047[2]	798
		BCAP LLC Trust
		Series 2007-AA2 Cl. 12A1
	5,421	1.871% (1 Month USD Libor + 0.210) 05/25/2047[2]	5,119
		Series 2011-RR5 Cl. 12A1
	434	4.850%—03/26/2037[3,4]	439
		Series 2011-RR4 Cl. 8A1
	1,959	5.250%—02/26/2036[2,3]	1,412
			6,970
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		Bear Stearns Adjustable Rate Mortgage Trust
		Series 2000-2 Cl. A1
	$16	2.781% (Cost of Funds for the 11th District of San Francisco) 11/25/2030[2]	$16
		Series 2004-10 Cl. 12A3
	25	3.839%—01/25/2035[2]	25
		Series 2004-1 Cl. 12A5
	296	4.490%—04/25/2034[2]	307
		Series 2006-4 Cl. 1A1
	227	4.583%—10/25/2036[2]	224
			572
		Bear Stearns Alt-A Trust
		Series 2005-4 Cl. 1A1
	85	2.100% (1 Month USD Libor + 0.220) 07/25/2035[2]	86
		Chase Mortgage Finance Corp.
		Series 2006-A1 Cl. 4A1
	1,404	4.039%—09/25/2036[2]	1,330
		Countrywide Alternative Loan Trust
		Series 2006-6BC Cl. 1A2
	3,001	2.061% (1 Month USD Libor + 0.400) 05/25/2036[2]	2,550
		Series 2005-84 Cl. 1A1
	2,202	3.230%—02/25/2036[2]	1,943
		Series 2005-20CB Cl. 2A5
	1,965	5.500%—07/25/2035	1,771
		Series 2006-36T2 Cl. 1A4
	1,159	5.750%—12/25/2036	775
			7,039
		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2007-HY5 Cl. 1A1
	752	4.302%—09/25/2047[2]	719
		Credit Suisse First Boston Mortgage Securities Corp.
		Series 2006-C2 Cl. A3
	306	6.000%—11/25/2035	260
		DC Office Trust
		Series 2019-MTC Cl. A
	4,900	2.965%—09/15/2045[3]	5,198
		Deutsche Alt-A Securities Inc. Mortgage Loan Trust
		Series 2007-AR2 Cl. A1
	4467	1.811% (1 Month USD Libor + 0.150) 03/25/2037[2]	4,302
		DSLA Mortgage Loan Trust
		Series 2006-AR1 Cl. 1A1A
	1,964	3.065% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 03/19/2046[2]	1,844
		Eurohome UK Mortgages plc
		Series 2007-1 Cl. A
GBP	1,977	0.948% (3 Month GBP Libor + 0.150) 06/15/2044[2]	2,536
		First Horizon Asset Securities Inc.
		Series 2005-AR6 Cl. 4A1
	$955	4.023%—02/25/2036[2]	929
		First Nationwide Trust
		Series 2001-3 Cl. 1A1
	—	6.750%—08/21/2031	—
		GS Mortgage Securities Corp. Trust
		Series 2016-RENT Cl. A
	6,900	3.203%—02/10/2029[3]	6,950
		GSMPS Mortgage Loan Trust
		Series 2006-RP2 Cl. 1AF1
	4,694	2.061% (1 Month USD Libor + 0.400) 04/25/2036[2,3]	4,045

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		GSR Mortgage Loan Trust
		Series 2005-AR7 Cl. 6A1
	$213	4.141%—11/25/2035[2]	$215
		Series 2005-AR3 Cl. 3A1
	430	4.406%—05/25/2035[2]	386
			601
		HarborView Mortgage Loan Trust
		Series 2004-8 Cl. 2A3
	605	2.474% (1 Month USD Libor + 0.410) 11/19/2034[2]	569
		Hawksmoor Mortgages
		Series 2019-1A Cl. A
GBP	18,017	1.761% (3 Month Sonia + 1.050) 05/25/2053[2,3]	23,912
		HomeBanc Mortgage Trust
		Series 2006-H2 Cl. A2
	$2,495	1.841% (1 Month USD Libor + 0.180) 12/25/2036[2]	2,495
		IndyMac ARM Trust
		Series 2001-H2 Cl. A2
	2	3.528%—01/25/2032[2]	2
		IndyMac IMSC Mortgage Loan Trust
		Series 2007-F2 Cl. 2A1
	2,971	6.500%—07/25/2037	1,692
		IndyMac INDX Mortgage Loan Trust
		Series 2007-AR13 Cl. 4A1
	13,043	3.499%—07/25/2037[2]	10,948
		Series 2005-AR31 Cl. 1A1
	982	3.635%—01/25/2036[2]	918
			11,866
		JP Morgan Mortgage Trust
		Series 2006-A6 Cl. 1A4L
	1,981	4.096%—10/25/2036[2]	1,799
		Series 2006-S1 Cl. 3A1
	507	5.500%—04/25/2036	534
			2,333
		JP Morgan Re-REMIC[5]
		Series 2009-7 Cl. 11A1
	25	3.877%—09/27/2036[2,3]	26
		Mansard Mortgages plc
		Series 2007-2X Cl. A1
GBP	966	1.448% (3 Month GBP Libor + 0.650) 12/15/2049[2]	1,257
		Merrill Lynch Alternative Note Asset Trust
		Series 2007-F1 Cl. 2A6
	$561	6.000%—03/25/2037	391
		Morgan Stanley Bank of America Merrill Lynch Trust
		Series 2015-C22 Cl. ASB
	6,000	3.040%—04/15/2048	6,170
		Provident Funding Mortgage Loan Trust
		Series 2005-2 Cl. 3A
	1,360	4.614%—10/25/2035[2]	1,385
		Residential Accredit Loans Inc.
		Series 2007-QS4 Cl. 3A9
	1,871	6.000%—03/25/2037	1,760
		Residential Asset Securitization Trust
		Series 2007-A8 Cl. 2A1
	17,895	6.250%—08/25/2037	7,114
		Residential Funding Mortgage Securities I
		Series 2007-SA1 Cl. 2A2
	239	4.426%—02/25/2037[2]	202
		Series 2006-SA1 Cl. 2A1
	288	5.008%—02/25/2036[2]	265
			467
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		RMAC Securities plc
		Series 2006-NS4X Cl. A3A
GBP	1,611	0.949% (3 Month GBP Libor + 0.170) 06/12/2044[2]	$2,032
		Structured Adjustable Rate Mortgage Loan Trust
		Series 2007-1 Cl. 1A1
	$1,730	1.811% (1 Month USD Libor + 0.150) 02/25/2037[2]	1,712
		Series 2005-21A Cl. 3A1
	396	4.154%—04/25/2035[2]	398
			2,110
		Structured Asset Mortgage Investments Inc.
		Series 2005-AR5 Cl. A2
	350	1.908% (1 Month USD Libor + 0.250) 07/19/2035[2]	343
		Suntrust Adjustable Rate Mortgage Loan Trust
		Series 2007-S1 Cl. 1A
	514	4.627%—01/25/2037[2]	481
		Towd Point Mortgage Funding
		Series 2019-A13A Cl. A1
GBP	16,738	1.611% (3 Month Sonia + 0.900) 07/20/20452,[3]	22,117
		Series 2019-GR4A Cl. A1
	6,282	1.724% (3 Month GBP Libor + 1.025) 10/20/2051[2,3]	8,353
			30,470
		Washington Mutual Mortgage Pass Through Certificates Trust
		Series 2005-AR13 Cl. A1A1
	$175	1.951% (1 Month USD Libor + 0.290) 10/25/2045[2]	173
		Series 2005-AR6 Cl. 2A1A
	361	2.121% (1 Month USD Libor + 0.230) 04/25/2045[2]	362
		Series 2006-AR11 Cl. 3A1A
	1,745	3.065% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 09/25/2046[2]	1,693
			2,228
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $140,841)			147,846

CORPORATE BONDS & NOTES—44.0%
AEROSPACE & DEFENSE—0.3%
		Rockwell Collins Inc.
	5,500	2.800%—03/15/2022	5,620
AIRLINES—0.4%
		Air Canada 2017-1 Class AA Pass-Through Trust
	3,877	3.300%—07/15/2031[3]	4,104
		Delta Air Lines Inc.
	3,000	3.400%—04/19/2021	3,049
	700	3.625%—03/15/2022	723
			3,772
			7,876
AUTO COMPONENTS—0.3%
		ZF North America Capital Inc.
	5,800	4.500%—04/29/2022[3]	6,037
AUTOMOBILES—2.8%
		BMW Finance NV
	4,900	2.250%—08/12/2022[3]	4,973
		BMW US Capital LLC
	1,000	1.850%—09/15/2021[3]	1,003
		Daimler Finance North America LLC
	5,900	2.550%—08/15/2022[3]	5,982

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
AUTOMOBILES—Continued
		Ford Motor Credit Co. LLC
	$3,400	2.343%—11/02/2020	$3,409
	3,400	2.425%—06/12/2020	3,409
	1,300	2.459%—03/27/2020	1,301
	1,550	3.200%—01/15/2021	1,563
			9,682
		General Motors Financial Co. Inc.
	6,600	2.450%—11/06/2020	6,625
	7,700	2.277% (3 Month USD Libor + 0.540) 11/06/2020[2]	7,709
	2,600	3.200%—07/13/2020	2,611
			16,945
		Nissan Motor Acceptance Corp.
	2,600	2.550%—03/08/2021[3]	2,616
		Volkswagen Bank GmbH MTN[6]
EUR	2,000	0.030% (3 Month EUR Libor + 0.420) 06/15/2021[2]	2,220
		Volkswagen Group of America Finance LLC
	$6,500	2.675% (3 Month USD Libor + 0.770) 11/13/2020[2,3]	6,530
	4,800	4.750%—11/13/2028[3]	5,582
			12,112
		Volkswagen International Finance NV
EUR	1,800	1.151% (3 Month EUR Libor + 1.550) 11/16/2024[2]	2,055
			57,588
BANKS—12.0%
		Banco Bilbao Vizcaya Argentaria SA
	4,000	6.750% (EUR 5 Year Swaps Curve + 6.604) 02/18/2020[2,7]	4,447
		Banco Espirito Santo SA MTN[6]
	3,500	0.000%—01/15/2049*	1,053
		Banque Federative du Credit Mutuel SA
	$6,300	3.750%—07/20/2023[3]	6,694
		Barclays Bank plc
	3,700	4.610% (3 Month USD Libor + 1.400) 02/15/2023[2]	3,878
		Barclays MTN[6]
GBP	4,000	3.250%—02/12/2027	5,706
		Barclays plc
	$4,200	3.684%—01/10/2023	4,324
	6,300	4.011% (3 Month USD Libor + 2.110) 08/10/2021[2]	6,449
EUR	2,000	8.000% (EUR 5 Year Swaps Curve + 6.750) 12/15/2020[2,7]	2,359
			13,132
		BBVA Bancomer SA/Texas
	$289	6.500%—03/10/2021	301
		BBVA USA
	2,900	2.500%—08/27/2024	2,925
		Citibank NA
	5,400	3.400%—07/23/2021	5,532
		Citigroup Inc.
	3,000	2.350%—08/02/2021	3,027
	6,800	2.750%—04/25/2022	6,927
	3,900	2.876% (3 Month USD Libor + 0.950) 07/24/2023[2]	3,984
			13,938
		Credit Suisse Group AG
	5,100	2.997% (3 Month USD Libor + 1.200) 12/14/2023[2,3]	5,232
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
BANKS—Continued
	$300	7.125% (USD Swap Semi 30/360 5Y + 5.108) 12/31/2099[2]	$324
	2,500	7.500% (USD Swap Semi 30/360 5Y + 4.598) 12/29/2049[2]	2,841
			8,397
		Deutsche Bank AG/New York
	5,500	2.700%—07/13/2020	5,511
	3,500	2.818% (3 Month USD Libor + 0.970) 07/13/2020[2]	3,503
	6,000	3.150%—01/22/2021	6,053
	9,000	3.961% (SOFR + 2.581) 11/26/2025	9,415
	3,200	4.250%—10/14/2021	3,297
			27,779
		Intesa Sanpaolo SpA
	5,000	4.000%—09/23/2029[3]	5,298
		JPMorgan Chase & Co.
	5,500	2.400%—06/07/2021	5,553
	5,700	3.514% (3 Month USD Libor + 0.610) 06/18/2022[2]	5,836
			11,389
		Lloyds Bank plc
	4,900	3.300%—05/07/2021	5,000
		Lloyds Banking Group plc
	6,000	2.858% (3 Month USD Libor + 1.249) 03/17/2023[2]	6,100
	2,900	4.450%—05/08/2025	3,213
			9,313
		Mitsubishi UFJ Financial Group Inc.
	4,800	2.623%—07/18/2022	4,896
	3,900	3.455%—03/02/2023	4,086
			8,982
		Mitsubishi UFJ Lease & Finance Co. Ltd. MTN[6]
	3,000	2.250%—09/07/2021	3,010
		Mizuho Financial Group Inc.
	4,900	2.555% (3 Month USD Libor + 1.100) 09/13/2025[2]	4,980
		Nordea Bank Abp
	2,500	3.750%—08/30/2023[3]	2,648
		Oversea-Chinese Banking Corp. Ltd.
	3,700	2.574% (3 Month USD Libor + 0.450) 05/17/2021[2,3]	3,715
		Royal Bank of Canada
	4,300	2.300%—03/22/2021	4,336
		Royal Bank of Scotland Group plc
	700	3.380% (3 Month USD Libor + 1.470) 05/15/2023[2]	712
	2,700	8.625% (USD Swap Semi 30/360 5Y + 7.598) 08/15/2021[2,7]	2,921
			3,633
		Royal Bank of Scotland Group plc MTN[6]
EUR	600	2.000% (3 Month EUR Libor + 1.737) 03/04/2025[2]	707
		Skandinaviska Enskilda Banken AB
	$5,300	2.334% (3 Month USD Libor + 0.430) 05/17/2021[2,3]	5,317
	5,300	3.250%—05/17/2021[3]	5,404
			10,721
		Societe Generale SA MTN[6]
	4,900	4.250%—09/14/2023[3]	5,237
		Standard Chartered plc
	5,000	2.744% (3 Month USD Libor + 1.200) 09/10/2022[2,3]	5,051
	5,000	4.247% (3 Month USD Libor + 1.150) 01/20/2023[2,3]	5,195
			10,246

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BANKS—Continued
	Sumitomo Mitsui Financial Group Inc.
$6,900	3.565% (3 Month USD Libor + 1.680) 03/09/2021[2]	$7,011
	Svenska Handelsbanken AB MTN[6]
5,500	3.350%—05/24/2021	5,622
	Synchrony Bank
3,000	3.650%—05/24/2021	3,065
	Toronto-Dominion Bank
5,900	3.350%—10/22/2021[3]	6,072
	UBS AG/London
3,400	2.450%—12/01/2020[3]	3,418
2,700	2.387% (3 Month USD Libor + 0.480) 12/01/2020[2,3]	2,707
		6,125
	UniCredit SpA MTN[6]
10,600	7.830%—12/04/2023[3]	12,515
	US Bank NA
6,300	3.150%—04/26/2021	6,413
	Wells Fargo & Co.
3,100	3.007% (3 Month USD Libor + 1.230) 10/31/2023[2]	3,165
4,408	5.664% (3 Month USD Libor + 3.770) 09/15/2019[2,7]	4,441
		7,606
	Wells Fargo & Co. MTN[6]
5,600	3.550%—09/29/2025	6,044
	Wells Fargo Bank NA
2,500	3.625%—10/22/2021	2,580
		246,050
BEVERAGES—0.5%
	Anheuser-Busch InBev Finance Inc.
4,700	3.700%—02/01/2024	5,053
	Bacardi Ltd.
4,700	4.450%—05/15/2025[3]	5,179
		10,232
BUILDING PRODUCTS—0.6%
	CRH America Finance Inc.
3,200	3.950%—04/04/2028[3]	3,527
3,200	4.500%—04/04/2048[3]	3,694
		7,221
	Fortune Brands Home & Security Inc.
4,700	3.250%—09/15/2029	4,924
	Owens Corning
300	4.200%—12/01/2024	325
		12,470
CAPITAL MARKETS—2.9%
	BGC Partners Inc.
6,300	5.375%—07/24/2023	6,804
	BM & FBovespa SA
1,300	5.500%—07/16/2020	1,323
	Credit Agricole SA/London MTN[6]
4,900	3.750%—04/24/2023[3]	5,169
	Credit Suisse Group Funding Guernsey Ltd.
4,900	3.750%—03/26/2025	5,264
4,845	3.800%—09/15/2022	5,075
		10,339
	E*Trade Financial Corp.
5,100	2.950%—08/24/2022	5,221
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
CAPITAL MARKETS—Continued
		Goldman Sachs Group Inc.
	$7,700	2.557% (3 Month USD Libor + 0.780) 10/31/2022[2]	$7,768
	3,400	3.200%—02/23/2023	3,528
	800	5.750%—01/24/2022	861
			12,157
		Moody's Corp.
	300	2.625%—01/15/2023	308
	462	4.500%—09/01/2022	490
			798
		Morgan Stanley
	5,200	2.999% (3 Month USD Libor + 1.180) 01/20/2022[2]	5,252
		Platin 1426 GmbH
EUR	2,700	6.875%—06/15/2023[3]	3,063
		UBS Group Funding Jersey Ltd.
	$8,500	3.000%—04/15/2021[3]	8,632
	1,100	6.875% (USD Swap Semi 30/360 5Y + 5.497) 12/29/2049[2]	1,144
			9,776
			59,902
CHEMICALS—0.2%
		Sasol Financing USA LLC
	3,900	5.875%—03/27/2024	4,190
CONSUMER FINANCE—2.3%
		Ally Financial Inc.
	200	4.125%—03/30/2020	201
	200	7.500%—09/15/2020	206
			407
		American Express Co.
	6,400	3.400%—02/27/2023	6,698
	5,200	3.700%—08/03/2023	5,530
			12,228
		Capital One Financial Corp.
	5,400	2.400%—10/30/2020	5,423
	5,500	2.220% (3 Month USD Libor + 0.450) 10/30/2020[2]	5,513
			10,936
		Daimler Finance North America LLC
	4,861	2.200%—10/30/2021[3]	4,886
	5,300	3.350%—05/04/2021[3]	5,396
	5,300	3.700%—05/04/2023[3]	5,566
			15,848
		Harley-Davidson Financial Services Inc.
	5,300	3.550%—05/21/2021[3]	5,410
		Navient Corp. MTN[6]
	33	8.000%—03/25/2020	33
		Springleaf Finance Corp.
	2,800	6.875%—03/15/2025	3,164
			48,026
CORPORATE BONDS & NOTES—0.1%
		Ford Motor Credit Co. LLC
	2,700	5.875%—08/02/2021	2,835
DIVERSIFIED FINANCIAL SERVICES—2.8%
		Avolon Holdings Funding Ltd.
	4,804	5.125%—10/01/2023[3]	5,241
	1,900	5.250%—05/15/2024[3]	2,096
			7,337

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
DIVERSIFIED FINANCIAL SERVICES—Continued
		AXA Equitable Holdings Inc.
	$3,200	3.900%—04/20/2023	$3,392
		BAT Capital Corp.
	1,500	2.499% (3 Month USD Libor + 0.590) 08/14/2020[2]	1,503
		BAT International Finance plc
	3,600	3.250%—06/07/2022[3]	3,704
		Cantor Fitzgerald LP
	5,400	6.500%—06/17/2022[3]	5,899
		Depository Trust & Clearing Corp.
	3,000	4.875% (3 Month USD Libor + 3.167) 06/15/2020[2,3,7]	3,019
		GE Capital UK Funding Unlimited Co. MTN[6]
GBP	3,730	5.875%—11/04/2020	5,099
		Guardian Life Global Funding
	$4,000	3.400%—04/25/2023[3]	4,212
		Imperial Brands Finance plc
	2,100	3.500%—02/11/2023[3]	2,172
	5,600	3.875%—07/26/2029[3]	5,880
			8,052
		Reckitt Benckiser Treasury Services plc
	3,400	2.375%—06/24/2022[3]	3,445
		Rio Oil Finance Trust
	1,394	9.250%—07/06/2024[3]	1,559
	5,748	9.750%—01/06/2027[3]	6,733
			8,292
		Syngenta Finance NV
	4,500	3.933%—04/23/2021[3]	4,595
			58,549
DIVERSIFIED TELECOMMUNICATION SERVICES—2.0%
		Altice Financing SA
	2,200	6.625%—02/15/2023[3]	2,243
		Altice France SA
	1,000	7.375%—05/01/2026[3]	1,066
		AT&T Inc.
	6,200	2.657% (3 Month USD Libor + 0.750) 06/01/2021[2]	6,244
	5,000	3.000%—06/30/2022	5,130
	3,500	3.067% (3 Month USD Libor + 1.180) 06/12/2024[2]	3,565
			14,939
		British Telecommunications plc
	1,300	4.500%—12/04/2023	1,418
		Deutsche Telekom International Finance BV
	6,080	2.820%—01/19/2022[3]	6,201
		Telefonica Emisiones SAU
	1,800	5.134%—04/27/2020	1,813
		Verizon Communications Inc.
	12,695	3.376%—02/15/2025	13,585
			41,265
ELECTRIC UTILITIES—2.2%
		American Electric Power Co. Inc.
	1,000	2.150%—11/13/2020	1,003
		Duke Energy Corp.
	5,300	2.409% (3 Month USD Libor + 0.500) 05/14/2021[2,3]	5,325
	4,536	3.750%—04/15/2024	4,855
			10,180
		Evergy Inc.
	5,000	2.450%—09/15/2024	5,086
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
	FirstEnergy Corp.
$1,100	2.850%—07/15/2022	$1,125
	Greenko Solar Mauritius Ltd.
4,900	5.550%—01/29/2025[3]	5,029
	Interstate Power & Light Co.
4,800	3.250%—12/01/2024	5,078
	Nextera Energy Capital Holdings Inc.
5,000	1.950%—09/01/2022	5,010
1,624	2.800%—01/15/2023	1,668
4,800	3.200%—02/25/2022	4,935
		11,613
	Sempra Energy
5,200	2.344% (3 Month USD Libor + 0.450) 03/15/2021[2]	5,208
	Virginia Electric & Power Co.
1,100	2.950%—01/15/2022	1,122
		45,444
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
	Arrow Electronics Inc.
2,100	3.500%—04/01/2022	2,161
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.2%
	Alexandria Real Estate Equities Inc.
2,100	2.750%—12/15/2029	2,141
	American Tower Corp.
5,000	2.750%—01/15/2027	5,127
2,099	3.300%—02/15/2021	2,128
		7,255
	AvalonBay Communities Inc. MTN[6]
3,000	3.450%—06/01/2025	3,233
	Boston Properties LP
4,905	2.750%—10/01/2026	5,088
	Brandywine Operating Partnership LP
5,000	4.100%—10/01/2024	5,384
	CBL & Associates LP
2,700	4.600%—10/15/2024	1,466
6,600	5.950%—12/15/2026	3,317
		4,783
	Crown Castle International Corp.
4,000	3.700%—06/15/2026	4,323
	Digital Realty Trust LP
5,500	4.450%—07/15/2028	6,240
	EPR Properties
1,900	4.500%—06/01/2027	2,091
600	4.950%—04/15/2028	672
		2,763
	GLP Capital LP
4,500	4.000%—01/15/2030	4,785
	OMEGA Healthcare Investors Inc.
2,300	4.375%—08/01/2023	2,462
	Physicians Realty LP
1,400	3.950%—01/15/2028	1,503
	Service Properties Trust
4,800	4.350%—10/01/2024	5,057
	Spirit Realty LP
4,700	3.400%—01/15/2030	4,904
	Washington Prime Group LP
5,800	6.450%—08/15/2024	5,189
		65,110

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
FOOD & STAPLES RETAILING—0.1%
	CVS Pass-Through Trust
$511	6.943%—01/10/2030	$609
	Viterra Inc.
200	5.950%—08/01/2020[3]	204
	Walgreens Boots Alliance Inc.
1,600	3.300%—11/18/2021	1,634
		2,447
FOOD PRODUCTS—0.3%
	Kraft Heinz Foods Co.
400	2.471% (3 Month USD Libor + 0.570) 02/10/2021[2]	401
	McCormick & Co. Inc.
4,400	2.700%—08/15/2022	4,495
	Tyson Foods Inc.
1,100	2.250%—08/23/2021	1,109
		6,005
HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
	Zimmer Biomet Holdings Inc.
4,900	2.700%—04/01/2020	4,903
HEALTH CARE PROVIDERS & SERVICES—0.6%
	CVS Health Corp.
1,073	2.800%—07/20/2020	1,077
5,800	3.700%—03/09/2023	6,087
		7,164
	HCA Inc.
4,000	5.375%—09/01/2026	4,510
100	5.875%—02/01/2029	118
		4,628
		11,792
HOTELS, RESTAURANTS & LEISURE—0.5%
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5,200	4.250%—05/30/2023[3]	5,375
4,800	5.500%—03/01/2025[3]	5,016
		10,391
INSURANCE—1.0%
	AIA Group Ltd.
5,900	2.428% (3 Month USD Libor + 0.520) 09/20/2021[2,3]	5,898
	AIG Global Funding
6,400	3.350%—06/25/2021[3]	6,555
	Ambac LSNI LLC
818	6.945% (3 Month USD Libor + 5.000) 02/12/2023[2,3]	833
	Jackson National Life Global Funding
6,300	3.300%—06/11/2021[3]	6,441
		19,727
IT SERVICES—0.2%
	Paypal Holdings Inc.
5,000	2.850%—10/01/2029	5,151
MACHINERY—0.4%
	CNH Industrial Capital LLC
500	3.875%—10/15/2021	516
2,200	4.375%—11/06/2020	2,241
		2,757
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MACHINERY—Continued
	John Deere Capital Corp. MTN[6]
$5,600	2.435% (3 Month USD Libor + 0.550) 06/07/2023[2]	$5,644
		8,401
MEDIA—0.3%
	Charter Communications Operating LLC
1,800	3.579%—07/23/2020	1,811
	COX Communications Inc.
4,700	3.250%—12/15/2022[3]	4,867
		6,678
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.5%
	ERP Operating LP
4,100	3.375%—06/01/2025	4,393
	Simon Property Group LP
6,000	2.500%—09/01/2020	6,015
		10,408
OIL, GAS & CONSUMABLE FUELS—0.9%
	Energy Transfer Partners LP
1,100	4.150%—10/01/2020	1,112
	Equities Midstream Partners LP
1,550	4.750%—07/15/2023	1,526
	MPLX LP
3,300	4.900%—04/15/2058	3,462
	Occidental Petroleum Corp.
3,900	2.900%—08/15/2024	3,988
	Odebrecht Drilling Norbe VIII/IX Ltd.
937	6.350%—12/01/2021	939
3,302	7.350%—12/01/2026	1,898
8	7.350%—12/01/2026[3]	5
		2,842
	Odebrecht Offshore Drilling Finance Ltd.
770	6.720%—12/01/2022	768
3,419	7.720%—12/01/2026	807
		1,575
	Odebrecht Oil & Gas Finance Ltd.
2,183	0.000%—09/12/2099[3,7,8]	25
	Rio Oil Finance Trust
2,122	9.250%—07/06/2024	2,374
	Southern California Gas Co.
900	3.200%—06/15/2025	961
		17,865
PHARMACEUTICALS—2.2%
	Abbvie Inc.
5,000	2.150%—11/19/2021	5,034
4,900	2.600%—11/21/2024	5,011
1,000	3.200%—11/06/2022	1,034
		11,079
	Allergan Funding SCS
6,700	3.000%—03/12/2020	6,702
2,200	3.450%—03/15/2022	2,265
		8,967
	Bayer US Finance II LLC
6,300	3.875%—12/15/2023[3]	6,733
2,800	4.250%—12/15/2025[3]	3,093
		9,826

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
PHARMACEUTICALS—Continued
		Mylan NV
EUR	5,100	2.250%—11/22/2024	$6,105
		Takeda Pharmaceutical Co. Ltd.
	$3,900	4.400%—11/26/2023	4,239
		Teva Pharmaceutical Finance Netherlands II BV
EUR	2,200	3.250%—04/15/2022	2,462
		Teva Pharmaceutical Finance Netherlands III BV
	$3,000	6.750%—03/01/2028[9]	3,130
			45,808
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
		Tesco Property Finance 5 plc
GBP	2,255	5.661%—10/13/2041	4,010
ROAD & RAIL—0.3%
		ERAC USA Finance LLC
	$2,600	3.300%—10/15/2022[3]	2,694
		Penske Truck Leasing Co. LP
	3,800	2.700%—03/14/2023[3]	3,881
		TTX Co. MTN[6]
	250	2.600%—06/15/2020[3]	251
			6,826
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3,800	3.000%—01/15/2022	3,869
	3,800	3.875%—01/15/2027	4,019
			7,888
		Broadcom Inc.
	4,900	3.125%—10/15/2022[3]	5,027
		NXP BV
	700	4.125%—06/01/2021[3]	720
	1,800	4.625%—06/15/2022[3]	1,906
			2,626
			15,541
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.6%
		Dell International LLC
	4,000	5.450%—06/15/2023[3]	4,384
		EMC Corp.
	1,080	2.650%—06/01/2020	1,081
		Hewlett Packard Enterprise Co.
	5,900	2.620% (3 Month USD Libor + 0.720) 10/05/2021[2]	5,901
			11,366
THRIFTS & MORTGAGE FINANCE—0.3%
		Nationwide Building Society
	5,300	4.363% (3 Month USD Libor + 1.392) 08/01/2024[2,3]	5,673
TOBACCO—0.2%
		Japan Tobacco Inc. MTN[6]
	800	2.000%—04/13/2021	801
		Reynolds American Inc.
	3,600	4.000%—06/12/2022	3,769
			4,570
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
TRADING COMPANIES & DISTRIBUTORS—1.4%
		AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	$2,000	3.500%—05/26/2022	$2,060
	5,500	4.875%—01/16/2024	6,031
			8,091
		Air Lease Corp.
	2,500	3.875%—04/01/2021	2,555
		Air Lease Corp. MTN[6]
	3,600	4.250%—02/01/2024	3,889
		Aviation Capital Group LLC
	3,900	2.875%—01/20/2022[3]	3,949
	3,300	3.875%—05/01/2023[3]	3,437
	5,300	4.125%—08/01/2025[3]	5,656
			13,042
		International Lease Finance Corp.
	837	8.250%—12/15/2020	882
		Mitsubishi Corp. MTN[6]
	400	2.625%—07/14/2022	406
			28,865
TRANSPORTATION INFRASTRUCTURE—0.1%
		Central Nippon Expressway Co. Ltd.
	1,150	2.849%—03/03/2022	1,170
WIRELESS TELECOMMUNICATION SERVICES—0.2%
		Sprint Communications Inc.
	800	6.000%—11/15/2022	828
	1,400	7.000%—08/15/2020	1,426
			2,254
		Sprint Corp.
	1,390	7.250%—09/15/2021	1,460
			3,714
TOTAL CORPORATE BONDS & NOTES
(Cost $880,797)			904,666

ESCROW—0.0%
(Cost $15)
Shares
AUTOMOBILES—0.0%
	36,000	General Motors Co. Escrow	—[x]

FOREIGN GOVERNMENT OBLIGATIONS—5.8%
Principal Amount
		Argent Letras del Tesoro Bills
ARS	3,060	0.000%—02/26/2020[8]	43
		Brazil Letras Do Tesouro Nacional
BRL	190,100	0.000%—04/01/2020-07/01/2020[8]	43,972
		Japan Finance Organization For Municipalities MTN[6]
	$6,800	2.625%—04/20/2022[3]	6,936
		Japan International Cooperation Agency
	6,900	2.750%—04/27/2027	7,282

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount			Value
		Province of Ontario Canada
CAD	5,600	3.150%—06/02/2022	$4,380
		Province of Quebec Canada
	3,800	3.500%—12/01/2022	3,021
	13,900	4.250%—12/01/2021	11,006
			14,027
		Provincia de Buenos Aires/Government Bonds
ARS	310	39.128% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.750) 04/12/2025[2,3]	3
		Qatar Government International Bond
	$5,500	3.375%—03/14/2024	5,810
		Spain Government Bond
EUR	12,700	0.600%—10/31/2029[3]	14,583
	9,600	1.400%—07/30/2028[3]	11,788
	5,400	1.450%—04/30/2029[3]	6,676
	3,300	1.850%—07/30/2035[3]	4,310
			37,357
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $126,435)			119,810

MORTGAGE PASS-THROUGH—56.9%
		Bancorp Commercial Mortgage Trust
		Series 2018-CRE4 Cl. A
	$3,634	2.576% (1 Month USD Libor + 0.900) 09/15/2035[2,3]	3,634
		Federal Home Loan Mortgage Corp.
	5,900	2.700%—08/01/2023	6,001
	9,168	4.000%—12/01/2047-01/01/2049	9,611
	3	4.251% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.209) 06/01/2024[2]	3
	23	4.284% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250) 08/01/2035[2]	24
	317	4.500%—12/01/2040-09/01/2041	347
	833	5.500%—02/01/2038-07/01/2038	938
	2,979	6.000%—01/01/2029-05/01/2040	3,422
			20,346
		Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
	18,025	1.365%—08/25/2022[2]	486
		Federal Home Loan Mortgage Corp. REMIC[5]
	4,516	2.076% (1 Month USD Libor + 0.400) 06/15/2041[2]	4,509
	14	2.126% (1 Month USD Libor + 0.450) 11/15/2030[2]	15
	26	8.000%—08/15/2022	27
	1	9.000%—12/15/2020	1
			4,552
		Federal Home Loan Mortgage Corp. Structured Pass Through Certificates
		Series T-63 Cl. 1A1
	85	3.316% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200) 02/25/2045[2]	86
		Series E3 Cl. A
	25	4.015%—08/15/2032[2]	25
			111
		Federal National Mortgage Association
	5,257	2.310%—08/01/2022	5,347
	6,000	2.870%—09/01/2027	6,424
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$277	3.000%—02/01/2021-11/01/2025	$285
421	3.330%—11/01/2021	430
3,666	3.500%—04/01/2045	3,868
196	3.546% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400) 10/01/2040[2]	195
50,934	4.000%—09/01/2023-06/01/2049	53,643
439	4.413% (12 Month USD Libor + 1.693) 08/01/2035[2]	461
54	4.428% (12 Month USD Libor + 1.674) 05/01/2035[2]	56
8,764	4.500%—07/01/2020-11/01/2048	9,308
704	4.596% (12 Month USD Libor + 1.715) 06/01/2035[2]	741
2,243	5.000%—10/01/2031-06/01/2044	2,443
22,469	5.500%—01/01/2025-09/01/2041	25,242
7,155	6.000%—07/01/2023-06/01/2040	8,140
		116,583
	Federal National Mortgage Association REMIC[5]
4,400	2.444%—09/25/2029	4,600
	Series 2015-38 Cl. DF
3,935	2.091% (1 Month USD Libor + 0.310) 06/25/2055[2]	3,916
	Series 2011-98 Cl. ZL
74,684	3.500%—10/25/2041	80,567
	Series 2006-5 Cl. 3A2
49	4.235%—05/25/2035[2]	52
	Series 2003-25 Cl. KP
429	5.000%—04/25/2033	478
	Series 2003-W1 Cl. 1A1
150	5.281%—12/25/2042[2]	165
		89,778
	Federal National Mortgage Association TBA[10]
28,300	2.500%—03/12/2050	28,500
186,300	3.000%—03/13/2049-02/15/2050	234,175
113,900	3.500%—03/15/2033-03/13/2049	117,694
16,700	4.000%—02/19/2034-03/13/2049	17,452
3,500	4.500%—03/13/2049	3,702
1,000	5.500%—02/13/2049	1,078
		402,601
	Government National Mortgage Association
3,149	5.000%—08/15/2033-06/15/2041	3,500
	Government National Mortgage Association II
96	3.125% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 12/20/2024-11/20/2029[2]	98
85	3.250% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 08/20/2022-07/20/2027[2]	87
10,078	3.500%—12/20/2049	10,453
19	3.875% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 05/20/2024[2]	19
234	4.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 01/20/2025-02/20/2032[2]	242
5,023	4.000%—06/20/2047	5,297
11,444	4.500%—06/20/2048-02/20/2049	12,054
363	5.000%—01/20/2049	386
		28,636
	Government National Mortgage Association II TBA[10]
600	3.000%—03/23/2050	616
58,100	3.500%—03/21/2047-04/17/2049	59,883

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$262,200	4.000%—03/20/2048	$272,074
92,800	4.500%—02/20/2050-03/23/2050	97,647
33,300	5.000%—02/21/2049-03/21/2049	35,298
		465,518
	Government National Mortgage Association TBA[10]
2,000	3.000%—03/22/2046	2,056
5,000	4.000%—02/21/2049	5,257
23,500	5.000%—02/21/2049	25,229
		32,542
TOTAL MORTGAGE PASS-THROUGH
(Cost $1,156,317)		1,168,287

MUNICIPAL BONDS—0.1%
	Chicago Transit Authority
150	6.300%—12/01/2021	158
	City of Chicago, IL
816	7.750%—01/01/2042	938
	New Jersey State Transportation Fund
1,400	2.551%—06/15/2023	1,421
TOTAL MUNICIPAL BONDS
(Cost $2,351)		2,517

U.S. GOVERNMENT OBLIGATIONS—27.9%
	U.S. Treasury Bonds
14,000	2.250%—08/15/2046[9]	14,673
32,500	2.500%—02/15/2045[9]	35,601
1,700	2.500%—02/15/2046	1,867
16,800	2.875%—05/15/2043[9]	19,585
7,800	3.000%—05/15/2042-02/15/2048	9,417
17,100	3.125%—02/15/2042-02/15/2043	20,740
70,000	3.125%—08/15/2044[9]	85,207
6,800	3.375%—05/15/2044	8,603
1,800	3.625%—02/15/2044	2,362
4,200	4.250%—05/15/2039	5,871
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
$10,500	4.375%—05/15/2040[9]	$14,982
12,000	4.625%—02/15/2040[9]	17,624
		236,532
	U.S. Treasury Inflation Indexed Bonds[11]
12,197	0.375%—07/15/2027	12,734
36,604	0.625%—04/15/2023-01/15/2026	37,896
43,202	0.750%—07/15/2028-02/15/2045	46,979
39,548	0.875%—01/15/2029-02/15/2047	43,354
14,409	1.000%—02/15/2048-02/15/2049	17,310
2,538	1.375%—02/15/2044	3,197
		161,470
	U.S. Treasury Notes
804	1.375%—03/31/2020[9]	804
21,000	1.750%—09/30/2022[9]	21,244
10,600	1.750%—06/30/2024	10,795
25,100	1.875%—07/31/2022[9]	25,444
90,500	2.000%—08/31/2021-12/31/2021[9]	91,491
22,800	2.625%—02/15/2029[9]	24,985
		174,763
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $532,265)		572,765

SHORT-TERM INVESTMENTS—0.6%
(Cost $13,300)
REPURCHASE AGREEMENTS—0.6%
13,300	Repurchase Agreement with HSBC Bank PLC dated January 31, 2020 due February 03, 2020 at 1.640% collateralized by U.S. Treasury Notes (value $13,440)	13,300
TOTAL INVESTMENTS—150.0%
(Cost $3,002,587)		3,082,956
CASH AND OTHER ASSETS, LESS LIABILITIES—(50.0)%		(1,027,640)
TOTAL NET ASSETS—100.0%		$2,055,316

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Aggregate Face Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Futures 3 month (Short)	462	09/14/2020	EUR 115,500	$ 258
Euribor Futures 3 month (Short)	327	12/14/2020	81,750	150
Euro-Bobl Futures (Short)	214	03/06/2020	21,400	(224)
Euro-BTP Futures (Long)	899	03/06/2020	89,900	5,914
Euro-Bund Futures (Long)	703	03/06/2020	70,300	1,445
Euro-Buxl Futures (Long)	43	03/06/2020	4,300	349
Euro-OAT Futures (Short)	419	03/06/2020	41,900	(893)
Euro-Schatz Futures (Short)	262	03/06/2020	26,200	(23)
Short Euro-BTP Futures (Long)	184	03/06/2020	18,400	116
United Kingdom GILT Futures 90 day (Short)	258	03/27/2020	GBP 25,800	(850)
Eurodollar Futures (Long)	333	09/14/2020	$ 83,250	53
U.S Treasury Bond Futures 30 year (Short)	488	03/20/2020	48,800	(2,192)
U.S. Treasury Note Futures 5 year (Long)	3,659	03/31/2020	365,900	4,575
U.S. Treasury Note Futures 10 year (Short)	130	03/20/2020	13,000	(313)
Total Futures Contracts				$8,365

Harbor Bond Fund
Portfolio of Investments—Continued

PURCHASED OPTIONS
PURCHASED OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Euro-Bobl Futures Option (Call)	Eurex	EUR 140.00	02/21/2020	182	$1	$1
Euro-BTP Futures Option (Put)	Eurex	101.00	02/21/2020	218	3	3
Euro-Bund Futures Option (Put)	Eurex	157.00	02/21/2020	198	2	2
Euro-Schatz Futures Option (Call)	Eurex	114.10	02/21/2020	223	1	1
Total Purchased Options that Require Periodic Settlement of Variation Margin					$7	$7
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
U.S. Treasury Bond Futures Option 30 year (Call)	Chicago Board of Trade	$ 194.00	02/21/2020	227	$2	$—
U.S. Treasury Bond Futures Option 30 year (Call)	Chicago Board of Trade	195.00	02/21/2020	139	1	—
U.S. Treasury Bond Futures Option 30 year (Call)	Chicago Board of Trade	220.00	02/21/2020	1	—	—
U.S. Treasury Note Futures Option 5 year (Put)	Chicago Board of Trade	110.00	02/21/2020	955	8	1
U.S. Treasury Note Futures Option 5 year (Put)	Chicago Board of Trade	110.75	02/21/2020	915	8	1
U.S. Treasury Note Futures Option 5 year (Put)	Chicago Board of Trade	111.00	02/21/2020	1,368	12	1
U.S. Treasury Note Futures Option 10 year (Call)	Chicago Board of Trade	148.50	02/21/2020	2	—	—
U.S. Treasury Note Futures Option 10 year (Call)	Chicago Board of Trade	149.00	02/21/2020	14	—	—
Total Purchased Options Not Settled Through Variation Margin					$31	$3
Total Purchased Options					$38	$10

WRITTEN OPTIONS
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Euro-Bund futures option (Call)	Eurex	EUR 171.50	03/27/2020	140	$190	$(124)
Euro-Bund futures option (Put)	Eurex	173.00	02/21/2020	125	34	(20)
Total Written Options that Require Periodic Settlement of Variation Margin					$224	$(144)
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Index/Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	215.949[j]	03/12/2020	13,400,000	$114	$—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	216.687[j]	04/07/2020	32,400,000	289	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	217.965[j]	09/29/2020	14,800,000	191	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Deutsche Bank AG	215.949[j]	03/10/2020	5,100,000	38	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Deutsche Bank AG	218.011[j]	10/13/2020	15,600,000	153	—
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Goldman Sachs Bank USA	$ 4.20	03/16/2020	14,350,000	165	(396)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Goldman Sachs Bank USA	4.25	03/12/2020	14,350,000	108	(274)
U.S. Treasury Note Futures Option 5 year (Call)	Chicago Board of Trade	120.00	02/21/2020	133	31	(73)
U.S. Treasury Note Futures Option 5 year (Put)	Chicago Board of Trade	119.50	02/21/2020	207	45	(16)
U.S. Treasury Note Futures Option 10 year (Put)	Chicago Board of Trade	128.50	02/21/2020	182	43	(3)
U.S. Treasury Note Futures Option 10 year (Put)	Chicago Board of Trade	130.25	02/21/2020	148	53	(23)
U.S. Treasury Note Futures Option 10 year (Put)	Chicago Board of Trade	130.50	02/21/2020	203	94	(41)
U.S. Treasury Note Futures Option 10 year (Put)	Chicago Board of Trade	130.75	02/21/2020	135	40	(36)
Total Written Options Not Settled Through Variation Margin					$1,364	$(862)
Total Written Options					$1,588	$(1,006)

Harbor Bond Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	$ 11,026	AUD 15,992	02/04/2020	$ (320)
Citibank NA	$ 9,458	AUD 21,621	02/04/2020	(449)
UBS AG	$ 25,396	AUD 37,613	03/03/2020	(203)
UBS AG	AUD 37,613	$ 25,381	02/04/2020	202
BNP Paribas SA	BRL 89,900	$ 21,827	04/02/2020	904
Citibank NA	BRL 45,100	$ 10,944	04/02/2020	448
Citibank NA	BRL 55,100	$ 13,008	07/02/2020	240
Barclays Bank plc	$ 1,720	GBP 1,306	02/14/2020	5
BNP Paribas SA	$ 1,240	GBP 952	02/14/2020	17
Citibank NA	$ 5,920	GBP 20,386	02/14/2020	363
HSBC Bank USA	GBP 1,478	$ 1,908	02/14/2020	(45)
Société Générale	GBP 60,507	$ 77,982	02/14/2020	(1,946)
BNP Paribas SA	$ 4,553	CAD 6,017	03/03/2020	(7)
Citibank NA	$ 3,165	CAD 4,186	02/04/2020	(2)
Citibank NA	$ 3,164	CAD 4,186	03/03/2020	(1)
HSBC Bank USA NA	$ 26,380	CAD 34,771	02/04/2020	(106)
JP Morgan Chase Bank NA	$ 4,098	CAD 16,589	02/04/2020	(79)
BNP Paribas SA	CAD 6,017	$ 4,553	02/04/2020	7
Citibank NA	CAD 4,186	$ 3,164	02/04/2020	1
HSBC Bank USA NA	CAD 45,343	$ 34,956	02/04/2020	694
HSBC Bank USA NA	CAD 34,771	$ 26,379	03/03/2020	106
Barclays Bank plc	$ 12,027	CNY 83,104	03/18/2020	(174)
BNP Paribas SA	$ 4,414	CNY 31,274	03/18/2020	47
BNP Paribas SA	$ 8,233	CNY 106,576	03/18/2020	(243)
Citibank NA	$ 4,047	CNY 28,721	03/18/2020	49
HSBC Bank USA NA	$ 8,326	CNY 106,749	03/18/2020	(240)
HSBC Bank USA NA	$ 5,232	CNY 37,108	03/18/2020	60
JP Morgan Chase Bank NA	$ 8,162	CNY 56,344	03/18/2020	(126)
Deutsche Bank AG	CNY 167,553	$ 23,257	03/18/2020	(641)
HSBC Bank USA NA	CNY 55,833	$ 7,741	03/18/2020	(223)
NatWest Markets plc	CNY 225,305	$ 31,239	03/18/2020	(895)
BNP Paribas SA	$ 1,372	EUR 6,658	02/14/2020	(30)
BNP Paribas SA	$ 1,013	EUR 915	02/14/2020	2
Citibank NA	$ 1,178	EUR 1,050	02/14/2020	(13)
Citibank NA	$ 1,301	EUR 4,264	02/14/2020	31
HSBC Bank USA NA	$ 1,911	EUR 1,730	02/14/2020	10
BNP Paribas SA	EUR 2,612	$ 2,906	02/14/2020	7
Citibank NA	EUR 1,853	$ 2,065	02/14/2020	8
Citibank NA	EUR 62,022	$ 68,755	02/14/2020	(88)
HSBC Bank USA NA	$ 138	INR 10,030	03/18/2020	2
Barclays Bank plc	$ 5,378	JPY 581,000	02/14/2020	(12)
BNP Paribas SA	$ 2,051	JPY 221,500	02/14/2020	(5)
HSBC Bank USA NA	$ 65,440	JPY 7,083,400	02/14/2020	(18)
HSBC Bank USA NA	$ 8,402	MXN 165,343	04/22/2020	244
NatWest Markets Plc	$ 46	MXN 878	02/12/2020	—
BNP Paribas SA	MXN 165,343	$ 8,585	04/22/2020	(60)
HSBC Bank USA NA	TRY 847	$ 142	02/24/2020	1
Total Forward Currency Contracts				$(2,478)

INTEREST RATE SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	0.750%	Semi-annual	03/18/2050	GBP 10,500	$267	$255	$11
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.000	Semi-annual	06/17/2050	9,500	(622)	175	(797)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.095)	Semi-annual	09/13/2026	JPY 1,190,000	(36)	—	(32)

Harbor Bond Fund
Portfolio of Investments—Continued

INTEREST RATE SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.092)%	Semi-annual	09/13/2026	JPY 590,000	$(15)	$—	$(15)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.068)	Semi-annual	09/18/2026	990,000	(11)	—	(11)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.062)	Semi-annual	09/18/2026	1,580,000	(12)	(1)	(11)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.064)	Semi-annual	09/19/2026	595,000	(5)	—	(5)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.063)	Semi-annual	09/19/2026	595,000	(5)	—	(5)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.087)	Semi-annual	09/20/2026	297,000	(6)	—	(6)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.097)	Semi-annual	09/24/2026	723,000	(23)	1	(24)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.122	Semi-annual	08/22/2039	1,310,000	(163)	107	(270)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.123	Semi-annual	08/22/2039	1,020,000	(126)	27	(153)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.103	Semi-annual	08/28/2039	190,000	(30)	—	(30)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	1.000	Semi-annual	03/21/2048	230,000	433	562	(129)
CME Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	03/18/2026	10,510,000	(2,144)	(564)	(1,580)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	03/18/2026	5,900,000	(1,235)	(350)	(885)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	09/20/2027	2,180,000	(537)	(113)	(424)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	03/20/2028	1,020,000	(251)	73	(324)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.380	Semi-annual	06/18/2028	5,480,000	1,675	209	1,466
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.399	Semi-annual	06/18/2028	770,000	(247)	(1)	(246)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.450	Semi-annual	03/20/2029	660,000	(266)	(49)	(217)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.750	Semi-annual	03/20/2038	1,204,000	(1,193)	(14)	(1,179)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.800	Semi-annual	10/22/2038	220,000	(240)	—	(240)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.705	Semi-annual	10/31/2038	640,000	(590)	40	(630)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.785	Semi-annual	11/12/2038	320,000	(339)	1	(340)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.750	Semi-annual	12/20/2038	1,847,800	(1,836)	100	(1,936)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.800	Semi-annual	08/22/2023	$ 86,000	5,137	(1,932)	7,069
Centrally Cleared Interest Rate Swaps									(943)
Interest Rate Swaps									$(943)

Harbor Bond Fund
Portfolio of Investments—Continued

CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount[e] (000s)	Value[f] (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	TESCO PLC 6.000% due 12/14/2029	Sell	1.000%	06/20/2022	0.275%	Quarterly	EUR 5,000	$104	$(244)	$348
ICE Group	General Electric Company 2.700% due 10/09/2022	Sell	1.000	12/20/2024	0.776	Quarterly	$ 2,600	30	(37)	67
ICE Group	General Electric Company 2.700% due 10/09/2022	Sell	1.000	12/20/2023	0.597	Quarterly	2,700	44	(119)	163
ICE Group	General Electric Company 2.700% due 10/09/2022	Sell	1.000	06/20/2024	1.043	Quarterly	1,200	18	(3)	21
ICE Group	MetLife, Inc. 4.750% due 02/08/2021	Sell	1.000	12/20/2021	0.678	Quarterly	6,900	120	2	118
ICE Group	The Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Sell	1.000	09/20/2020	0.165	Quarterly	8,000	52	127	(75)
Centrally Cleared Credit Default Swaps										$642
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount[e] (000s)	Value[f] (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	AXA Equitable Holdings Inc. 3.900% due 04/20/2023	Sell	1.000%	06/20/2023	0.890%	Quarterly	$ 4,200	$20	$(114)	$134
HSBC Bank USA NA	Federative Republic of Brazil 4.25% due 01/07/2025	Sell	1.000	03/20/2020	0.292	Quarterly	4,900	11	13	(2)
HSBC Bank USA NA	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	03/20/2020	0.203	Quarterly	200	—	(37)	37
Over-the-Counter Credit Default Swaps										169
Credit Default Swaps										$811
Total Swaps										$(132)

FIXED INCOME INVESTMENTS SOLD SHORT — (0.7)%
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 9,000	Federal National Mortgage Association TBA[10] 6.000%—02/12/2050	$ 9,862	$ (9,926)
4,400	Federal National Mortgage Association TBA[10] 5.000%—02/12/2050	4,706	(4,715)
	Total Fixed Income Investments Sold Short	$14,568	$(14,641)
REVERSE REPURCHASE AGREEMENTS — (7.1)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Value (000s)
Bank of Nova Scotia	1.690%	01/10/2020	04/13/2020	$58,500	$(58,500)
Barclays Bank PLC	(0.400)	10/28/2019	10/28/2021	1,362	(1,362)
BNP Paribas SA	(0.050)	10/21/2019	10/21/2021	1,291	(1,291)
Royal Bank of Canada	1.870	11/06/2019	02/26/2020	51,883	(51,883)
Royal Bank of Scotland	1.990 - 2.000	11/19/2019 - 12/09/2019	02/04/2020 - 02/20/2020	32,035	(32,035)
Total Reverse Repurchase Agreements				$145,071	$(145,071)

Harbor Bond Fund
Portfolio of Investments—Continued

SALE-BUYBACK TRANSACTIONS — (0.7)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Value (000s)
UBS Securities LLC	2.625%	11/06/2019	02/07/2020	$14,911	$(15,103)

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$148,565	$—	$148,565
Bank Loan Obligations	—	—	5,200	5,200
Collateralized Mortgage Obligations	—	147,846	—	147,846
Corporate Bonds & Notes	—	904,666	—	904,666
Escrow	—	—	—	—
Foreign Government Obligations	—	119,810	—	119,810
Mortgage Pass-Through	—	1,168,287	—	1,168,287
Municipal Bonds	—	2,517	—	2,517
U.S. Government Obligations	—	572,765	—	572,765
Short-Term Investments
Repurchase Agreements	—	13,300	—	13,300
Total Investments in Securities	$—	$3,077,756	$5,200	$3,082,956
Financial Derivative Instruments - Assets
Forward Currency Contracts	$—	$3,448	$—	$3,448
Futures Contracts	12,860	—	—	12,860
Purchased Options	10	—	—	10
Swap Agreements	—	9,434	—	9,434
Total Financial Derivative Instruments - Assets	$12,870	$12,882	$—	$25,752
Liability Category
Fixed Income Investments Sold Short	$—	$(14,641)	$—	$(14,641)
Reverse Repurchase Agreements	—	(145,071)	—	(145,071)
Sale-Buyback Transactions	—	(15,103)	—	(15,103)
Total Investments Sold Short and Secured Borrowings	$—	$(174,815)	$—	$(174,815)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$—	$(5,926)	$—	$(5,926)
Futures Contracts	(4,495)	—	—	(4,495)
Swap Agreements	—	(9,566)	—	(9,566)
Written Options	(336)	(670)	—	(1,006)
Total Financial Derivative Instruments - Liabilities	$(4,831)	$(16,162)	$—	$(20,993)
Total Investments	$8,039	$2,899,661	$5,200	$2,912,900
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2020.
Valuation Description	Beginning Balance as of 11/01/2019 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2020[w] (000s)
Bank Loan Obligations	$5,198	$—	$—	$(9)	$—	$11	$—	$—	$5,200
Escrow	—	—	—	—	—	—	—	—	—
	$5,198	$—	$—	$(9)	$—	$11	$—	$—	$5,200
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2020 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Bank Loan Obligations
Toyota Motor Credit Corporation 2018 Term Loan	$ 5,200	Benchmark Pricing	Base Price	$ 100.00

Escrow
General Motors Co. Escrow	—	Cash Available in Relation to Claims	Estimated Recovery Value	$ 0.00
$5,200

Harbor Bond Fund
Portfolio of Investments—Continued

*		Security in default
1		CLO after the name of a security stands for Collateralized Loan Obligation.
2		Variable or floating rate security; the stated rate represents the rate in effect at January 31, 2020. The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3		Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $528,328 or 26% of net assets.
4		Step coupon security; the stated rate represents the rate in effect at January 31, 2020.
5		REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
6		MTN after the name of a security stands for Medium Term Note.
7		Perpetuity bond; the maturity date represents the next callable date.
8		Zero coupon bond
9		At January 31, 2020, a portion of securities held by the Fund were pledged as collateral for exchange-traded and centrally cleared derivatives, over-the-counter (OTC) derivatives, forward commitments, or secured borrowings. The securities pledged had an aggregate value of $188,056 or 9% of net assets.
10		TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2020. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
11		Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
b		If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c		If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d		Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e		The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. At January 31, 2020, the maximum exposure to loss of the notional value as the seller of credit default swaps outstanding was $36,245.
f		The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
j		Amount represents index value
w		The net unrealized appreciation/(depreciation) per investment type is below:
	Valuation Description	Unrealized Gain/(Loss) as of 01/31/2020 (000s)
	Bank Loan Obligations	$9
	Escrow	(15)
$(6)
x		Fair valued in accordance with Harbor Funds' Valuation Procedures.
ARS		Argentine Peso
AUD		Australian Dollar
BRL		Brazilian Real
CAD		Canadian Dollar
CNY		Chinese Yuan Renminbi
EUR		Euro
GBP		British Pound
INR		Indian Rupee
JPY		Japanese Yen
MXN		Mexican Peso
TRY		Turkish Lira
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Convertible Securities Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—99.5%
Principal Amount		Value
AUTO COMPONENTS—1.6%
	CIE Generale des Etablissements Michelin SCA
$800	0.000%—01/10/2022[1]	$815
	Valeo SA MTN[2]
1,600	0.000%—06/16/2021[1]	1,548
		2,363
AUTOMOBILES—0.7%
	Tesla Inc.
483	2.000%—05/15/2024	1,065
BANKS—0.5%
	BofA Finance LLC MTN[2]
643	0.250%—05/01/2023	682
BIOTECHNOLOGY—4.0%
	BioMarin Pharmaceutical Inc.
2,515	0.599%—08/01/2024	2,675
	Exact Sciences Corp.
1,438	0.375%—03/15/2027	1,625
233	1.000%—01/15/2025	340
		1,965
	Ligand Pharmaceuticals Inc.
713	0.750%—05/15/2023	617
	Neurocrine Biosciences Inc.
414	2.250%—05/15/2024	601
		5,858
CAPITAL MARKETS—1.8%
	Ares Capital Corp.
1,788	3.750%—02/01/2022	1,830
805	4.625%—03/01/2024	858
		2,688
COMMUNICATIONS EQUIPMENT—2.0%
	InterDigital Inc.
712	2.000%—06/01/2024[3]	715
	Palo Alto Networks Inc.
2,012	0.750%—07/01/2023	2,240
		2,955
CONSTRUCTION & ENGINEERING—3.1%
	Dycom Industries Inc.
1,520	0.750%—09/15/2021	1,474
	KBR Inc.
632	2.500%—11/01/2023[3]	774
	Tutor Perini Corp.
354	2.875%—06/15/2021	340
	Vinci SA
1,600	0.375%—02/16/2022	1,967
		4,555
DIVERSIFIED CONSUMER SERVICES—1.3%
	Chegg Inc.
1,762	0.125%—03/15/2025[3]	1,886
DIVERSIFIED TELECOMMUNICATION SERVICES—3.7%
	Liberty Interactive LLC
783	1.750%—09/30/2046[3]	1,228
	Liberty Media Corp.
702	1.000%—01/30/2023	944
251	1.375%—10/15/2023	339
CONVERTIBLE BONDS—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
$2,061	2.125%—03/31/2048[3]	$2,174
577	2.250%—09/30/2046	331
		3,788
	Vonage Holdings Corp.
410	1.750%—06/01/2024[3]	391
		5,407
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.3%
	Insight Enterprises Inc.
1,317	0.750%—02/15/2025[3]	1,499
	OSI Systems Inc.
440	1.250%—09/01/2022	453
		1,952
ENERGY EQUIPMENT & SERVICES—0.6%
	Oil States International Inc.
606	1.500%—02/15/2023	496
	Transocean Inc.
483	0.500%—01/30/2023	408
		904
ENTERTAINMENT—5.2%
	Bilibili Inc.
862	1.375%—04/01/2026[3]	964
	iQIYI Inc.
1,793	2.000%—04/01/2025[3]	1,826
	Live Nation Entertainment Inc.
1,483	2.000%—02/15/2025[3]	1,505
1,613	2.500%—03/15/2023	1,922
		3,427
	Zynga Inc.
1,435	0.250%—06/01/2024[3]	1,471
		7,688
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.2%
	Extra Space Storage LP
1,406	3.125%—10/01/2035[3]	1,713
	IH Merger Sub LLC
1,094	3.500%—01/15/2022	1,537
	National Health Investors Inc.
58	3.250%—04/01/2021	73
	Spirit Realty Capital Inc.
1,381	3.750%—05/15/2021	1,452
		4,775
HEALTH CARE EQUIPMENT & SUPPLIES—4.2%
	CONMED Corp.
598	2.625%—02/01/2024[3]	770
	Dexcom Inc.
969	0.750%—12/01/2023	1,540
	Insulet Corp.
1,406	0.375%—09/01/2026[3]	1,583
	Nuvasive Inc.
464	2.250%—03/15/2021	612
	Repligen Corp.
269	0.375%—07/15/2024	299
	Wright Medical Group Inc.
1,333	1.625%—06/15/2023	1,399
		6,203

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
HEALTH CARE TECHNOLOGY—1.7%
	Allscripts Healthcare Solutions Inc.
$1,115	0.875%—01/01/2027[3]	$1,023
1,025	1.250%—07/01/2020	1,023
		2,046
	Tabula Rasa Healthcare Inc.
427	1.750%—02/15/2026[3]	474
		2,520
HOTELS, RESTAURANTS & LEISURE—2.7%
	Caesars Entertainment Corp.
200	5.000%—10/01/2024	387
	Huazhu Group Ltd.
1,070	0.375%—11/01/2022	1,131
	Marriott Vacations Worldwide Corp.
2,365	1.500%—09/15/2022	2,479
		3,997
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.2%
	Nextera Energy Partners LP
1,571	1.500%—09/15/2020[3]	1,701
INTERACTIVE MEDIA & SERVICES—3.9%
	Snap Inc.
1,360	0.750%—08/01/2026[3]	1,517
	Twitter Inc.
1,929	0.250%—06/15/2024	1,899
	Weibo Corp.
854	1.250%—11/15/2022	817
	Zillow Group Inc.
709	0.750%—09/01/2024[3]	876
709	1.500%—07/01/2023	697
		1,573
		5,806
INTERNET & DIRECT MARKETING RETAIL—4.9%
	Booking Holdings Inc.
858	0.350%—06/15/2020	1,195
	Ctrip.com International Ltd.
1,838	1.990%—07/01/2025	1,903
	Etsy Inc.
1,700	0.125%—10/01/2026[3]	1,597
	Mercadolibre Inc.
382	2.000%—08/15/2028	644
	Wayfair Inc.
1,805	1.000%—08/15/2026[3]	1,651
245	1.125%—11/01/2024	261
		1,912
		7,251
IT SERVICES—5.9%
	Akamai Technologies Inc.
1,028	0.125%—05/01/2025	1,190
1,345	0.375%—09/01/2027[3]	1,380
		2,570
	CyberArk Software Ltd.
1,005	0.010%—11/15/2024[3]	1,127
	Euronet Worldwide Inc.
609	0.750%—03/15/2049[3]	729
	Okta Inc.
1,192	0.125%—09/01/2025[3]	1,210
CONVERTIBLE BONDS—Continued
Principal Amount		Value
IT SERVICES—Continued
	Square Inc.
$1,294	0.500%—05/15/2023	$1,567
	Twilio Inc.
228	0.250%—06/01/2023	418
	Wix.com Ltd.
802	0.000%—07/01/2023[1]	994
		8,615
LIFE SCIENCES TOOLS & SERVICES—2.3%
	Illumina Inc.
1,317	0.000%—08/15/2023[1]	1,389
227	0.500%—06/15/2021	284
		1,673
	Qiagen NV
200	0.875%—03/19/2021	252
1,400	1.000%—11/13/2024	1,444
		1,696
		3,369
MACHINERY—3.4%
	Chart Industries Inc.
462	1.000%—11/15/2024[3]	585
	Fortive Corp.
761	0.875%—02/15/2022[3]	768
	Greenbrier Cos. Inc.
1,347	2.875%—02/01/2024	1,251
	Meritor Inc.
2,266	3.250%—10/15/2037	2,355
		4,959
MEDIA—4.3%
	Dish Network Corp.
3,292	3.375%—08/15/2026	3,203
	IAC Financeco 3 Inc.
659	2.000%—01/15/2030[3]	762
	Liberty Latin America Ltd.
1,999	2.000%—07/15/2024[3]	1,991
	Pandora Media Inc.
319	1.750%—12/01/2023	390
		6,346
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—3.6%
	Blackstone Mortgage Trust Inc.
2,725	4.750%—03/15/2023	2,942
	Starwood Property Trust Inc.
1,165	4.375%—04/01/2023	1,226
	Two Harbors Investment Corp.
1,016	6.250%—01/15/2022	1,065
		5,233
OIL, GAS & CONSUMABLE FUELS—1.7%
	PDC Energy Inc.
371	1.125%—09/15/2021	353
	SM Energy Co.
374	1.500%—07/01/2021	361
	Total SA MTN[2]
1,800	0.500%—12/02/2022	1,838
		2,552
PERSONAL PRODUCTS—0.5%
	Herbalife Nutrition Ltd.
816	2.625%—03/15/2024	786

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
PHARMACEUTICALS—2.7%
	Ionis Pharmaceuticals Inc.
$560	0.125%—12/15/2024[3]	$562
	Ironwood Pharmaceuticals Inc.
366	0.750%—06/15/2024[3]	412
357	1.500%—06/15/2026[3]	409
		821
	Jazz Investments I Ltd.
1,635	1.500%—08/15/2024	1,635
	Supernus Pharmaceuticals Inc.
959	0.625%—04/01/2023	877
		3,895
PROFESSIONAL SERVICES—0.6%
	FTI Consulting Inc.
660	2.000%—08/15/2023	874
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.7%
	Microchip Technology Inc.
1,889	1.625%—02/15/2027	2,546
	ON Semiconductor Corp.
1,353	1.000%—12/01/2020	1,769
747	1.625%—10/15/2023	999
		2,768
	Silicon Laboratories Inc.
1,339	1.375%—03/01/2022	1,615
	STMicroelectronics NV
1,600	0.250%—07/03/2024	2,351
	Teradyne Inc.
293	1.250%—12/15/2023	625
		9,905
SOFTWARE—15.7%
	Altair Engineering Inc.
298	0.250%—06/01/2024	313
	Alteryx Inc.
773	0.500%—08/01/2024[3]	829
592	1.000%—08/01/2026[3]	639
		1,468
	Atlassian Inc.
196	0.625%—05/01/2023	364
	Blackline Inc.
960	0.125%—08/01/2024[3]	1,039
	Coupa Software Inc.
353	0.125%—06/15/2025[3]	444
	DocuSign Inc.
1,139	0.500%—09/15/2023	1,469
	Envestnet Inc.
938	1.750%—06/01/2023	1,211
	FireEye Inc.
1,103	0.875%—06/01/2024	1,103
	Five9 Inc.
254	0.125%—05/01/2023	463
	J2 Global Inc.
995	1.750%—11/01/2026[3]	1,027
	New Relic Inc.
1,715	0.500%—05/01/2023	1,682
	Nice Systems Inc.
247	1.250%—01/15/2024	520
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	Nuance Communications Inc.
$377	1.000%—12/15/2035	$391
1,345	1.250%—04/01/2025	1,557
		1,948
	Proofpoint Inc.
1,046	0.250%—08/15/2024[3]	1,120
	Q2 Holdings Inc.
547	0.750%—06/01/2026[3]	659
	RingCentral Inc.
207	0.000%—03/15/2023[1]	523
	Sailpoint Technologies Holding Inc.
1,209	0.125%—09/15/2024[3]	1,359
	Splunk Inc.
2,151	0.500%—09/15/2023	2,632
	Verint Systems Inc.
1,281	1.500%—06/01/2021	1,406
	Workday Inc.
694	0.250%—10/01/2022	955
	Workiva Inc.
652	1.125%—08/15/2026[3]	611
	Zendesk Inc.
534	0.250%—03/15/2023	796
		23,112
SPECIALTY RETAIL—1.1%
	Guess? Inc.
848	2.000%—04/15/2024[3]	918
	RH
599	0.000%—06/15/2023[1]	748
		1,666
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.4%
	Lumentum Holdings Inc.
1,508	0.500%—12/15/2026[3]	1,599
	Pure Storage Inc.
1,235	0.125%—04/15/2023	1,246
	Western Digital Corp.
2,102	1.500%—02/01/2024	2,116
		4,961
TOTAL CONVERTIBLE BONDS
(Cost $139,177)		146,529
TOTAL INVESTMENTS—99.5%
(Cost $139,177)		146,529
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		708
TOTAL NET ASSETS—100.0%		$147,237

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at January 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments at January 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Zero coupon bond
2	MTN after the name of a security stands for Medium Term Note.
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $47,517 or 32% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Core Bond Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—9.8%
Principal Amount		Value
	Air Canada Pass-Through Trust
	Series 2015-1 Cl. A
$326	3.600%—03/15/2027[1]	$349
	American Airlines Pass-Through Trust
	Series 2015-1 Cl. A
560	3.375%—05/01/2027	596
	Series 2013-2 Cl. A
94	4.950%—01/15/2023	99
		695
	CNH Equipment Trust
	Series 2018-A Cl. A3
590	3.120%—07/17/2023	598
	Series 2018-B Cl. A3
271	3.190%—11/15/2023	277
		875
	CVS Pass-Through Trust
278	5.773%—01/10/2033[1]	324
129	5.880%—01/10/2028	145
522	8.353%—07/10/2031[1]	679
		1,148
	DB Master Finance LLC
	Series 2017-1A Cl. A2I
245	3.629%—11/20/2047[1]	254
174	3.787%—05/20/2049[1]	179
		433
	Delta Air Lines Pass-Through Trust
	Series 2015-1 Cl. AA
290	3.625%—07/30/2027	315
	DLL Securitization Trust
	Series 2017-A Cl. A3
158	2.140%—12/15/2021[1]	159
	Domino's Pizza Master Issuer LLC
	Series 2017-1A Cl. A2I
244	3.044% (3 Month USD Libor + 1.380) 07/25/2047[1,2]	245
60	3.668%—10/25/2049[1]	62
		307
	GM Financial Automobile Leasing Trust
	Series 2019-1 Cl. A3
437	2.980%—12/20/2021	442
	Invitation Homes Trust
	Series 2018-SFR1 Cl. A
113	2.369% (1 Month USD Libor + 6.930) 03/17/2037[1,2]	112
	MMAF Equipment Finance LLC
	Series 2019-A Cl. A3
334	2.840%—11/13/2023[1]	341
	Progress Residential Trust
	Series 2018-SFR3 Cl. A
433	3.880%—10/17/2035[1]	446
	Stack Infrastructure Issuer LLC
	Series 2019-2A Cl. A2
185	3.080%—10/25/2044[1]	189
	Store Master Funding I-VII
171	2.820%—11/20/2049	175
	Series 2018-1A Cl. A1
202	3.960%—10/20/2048[1]	213
		388
	United Airlines Pass-Through Trust
	Series 2014-1 Cl. A
815	4.000%—04/11/2026	882
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Verizon Owner Trust
	Series 2019-B Cl. A1A
$374	2.330%—12/20/2023	$380
	Series 2018-A Cl. A1A
501	3.230%—04/20/2023	511
		891
	Wendy's Funding LLC
	Series 2019-1A Cl. A2I
177	3.783%—06/15/2049[1]	184
	Wheels SPV LLC
	Series 2017-1A Cl. A2
113	3.060%—04/20/2027[1]	114
	World Omni Auto Receivables Trust
	Series 2017-B Cl. A3
382	1.950%—02/15/2023	382
	Series 2019-A Cl. A3
273	3.040%—05/15/2024	279
	Series 2018-D Cl. A3
750	3.330%—04/15/2024	770
		1,431
TOTAL ASSET-BACKED SECURITIES
(Cost $9,338)		9,701

COLLATERALIZED MORTGAGE OBLIGATIONS—9.2%
	BANK 2019-BNK16
	Series 2019-BN16 Cl. ASB
651	3.898%—02/15/2052	724
	BBCMS Trust
	Series 2020-C6 A2
380	2.690%—02/15/2053	391[x]
	Benchmark Mortgage Trust
	Series 2019-B15 Cl. A5
212	2.928%—12/15/2072	226
	BX Commercial Mortgage Trust
	Series 2019-XL Cl. A
559	2.596% (1 Month USD Libor + 0.690) 10/15/2036[2]	561
	Citigroup Commercial Mortgage Trust
	Series 2018-C6 Cl. A4
379	4.412%—11/10/2051	445
	Commercial Mortgage Pass-Through Certificates
	Series 2014-CR14 Cl. A2
208	3.147%—02/10/2047	208
	Series 2014-CR21 Cl. A3
243	3.528%—12/10/2047	259
		467
	Flagstar Mortgage Trust
	Series 2018-1 Cl. A5
151	3.500%—03/25/2048[1,2]	153
	Freddie Mac Seasoned Credit Risk Transfer Trust
	Series 2018-1 Cl. MA
245	3.000%—05/25/2057	254
	Series 2018-4 Cl. MA
641	3.500%—03/25/2058	674
	Series 2019-2 Cl. MA
245	3.500%—08/25/2058	258
		1,186
	GS Mortgage Backed Securities Trust
	Series 2020-PJ1 Cl.A6
428	3.500%—05/25/2050[1]	439

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	GS Mortgage Securities Trust
	Series 2012-GCJ7 Cl. A4
$400	3.377%—05/10/2045	$407
	Series 2012-GC6 Cl. A3
386	3.482%—01/10/2045	394
		801
	JPMBB Commercial Mortgage Securities Trust
	Series 2015-C32 Cl. A2
609	2.816%—11/15/2048	611
	JPMorgan Chase Commercial Mortgage Securities Trust
	Series 2019-COR5 Cl. A2
635	3.150%—06/13/2052	664
	Series 2012-CBX Cl. A4
304	3.483%—06/15/2045	310
		974
	JPMorgan Mortgage Trust
	Series 2016-4 Cl. A5
172	3.500%—10/25/2046[1,2]	177
	Series 2018-4 Cl. A5
301	3.500%—10/25/2048[1,2]	308
	Series 2018-6 Cl. 1A4
152	3.500%—12/25/2048	153
	Series 2019-1 Cl. A6
75	4.000%—05/25/2049[1,2]	76
		714
	Morgan Stanley Capital I Trust
	Series 2012-C4 Cl. A4
319	3.244%—03/15/2045	326
	PSMC Trust
	Series 2019-2 Cl. A3
236	3.500%—10/25/2049	242
	Wells Fargo Mortgage Backed Securities Trust
	Series 2019-2 Cl. A3
159	4.000%—04/25/2049[1,2]	160
	WF RBS Commercial Mortgage Trust
	Series 2012-C10 Cl. A3
244	2.875%—12/15/2045	251
	Series 2011-C4 Cl. A4
400	4.902%—06/15/2044[1,2]	411
		662
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,912)		9,082

CORPORATE BONDS & NOTES—27.0%
AEROSPACE & DEFENSE—0.8%
	BAE Systems Holdings Inc.
489	3.800%—10/07/2024[1]	526
	Lockheed Martin Corp.
225	4.700%—05/15/2046	298
		824
AIR FREIGHT & LOGISTICS—0.3%
	FedEx Corp.
270	4.050%—02/15/2048	275
AUTOMOBILES—0.6%
	Daimler Finance North America LLC
300	2.200%—05/05/2020[1]	300
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AUTOMOBILES—Continued
	Volkswagen Group of America Finance LLC
$240	4.625%—11/13/2025[1]	$271
		571
BANKS—2.8%
	Bank of America Corp. MTN[3]
200	3.500%—04/19/2026	215
206	4.330%—03/15/2050[2]	258
		473
	Capital One Financial Corp.
450	3.300%—10/30/2024	475
	Citigroup Inc.
421	3.400%—05/01/2026	452
	JPMorgan Chase & Co.
300	3.200%—01/25/2023	313
476	4.203%—07/23/2029[2]	541
		854
	Lloyds Banking Group plc
300	2.438% (US Treasury 1 Year Constant Maturity Yield + 0.950) 02/05/2026	302
	PNC Bank NA
250	3.500%—06/08/2023	264
		2,820
BEVERAGES—0.5%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.
358	4.900%—02/01/2046	448
BIOTECHNOLOGY—0.4%
	AbbVie Inc.
400	2.500%—05/14/2020	400
CAPITAL MARKETS—3.8%
	Apollo Management Holdings LP
250	4.000%—05/30/2024[1]	269
	Blackstone Holdings Finance Co. LLC
286	3.500%—09/10/2049[1]	304
	Goldman Sachs Group Inc.
420	5.750%—01/24/2022	452
	KKR Group Finance Co. II LLC
456	5.500%—02/01/2043[1]	590
	Macquarie Group Ltd.
165	3.189%—11/28/2023[1,2]	170
	Macquarie Group Ltd. MTN[3]
250	4.150%—03/27/2024[1,2]	266
	Moody's Corp.
407	3.250%—06/07/2021	415
	Morgan Stanley MTN[3]
645	3.125%—07/27/2026	684
252	3.875%—01/27/2026	276
		960
	UBS Group Funding Switzerland AG
300	4.125%—04/15/2026[1]	331
		3,757
CONSUMER FINANCE—1.7%
	American Express Co.
250	3.375%—05/17/2021	255
150	3.400%—02/27/2023	157
		412

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONSUMER FINANCE—Continued
	GE Capital International Funding Co. Unlimited Co.
$415	2.342%—11/15/2020	$416
	General Motors Financial Co. Inc.
444	4.150%—06/19/2023	469
	Nissan Motor Acceptance Corp. MTN[3]
400	2.150%—09/28/2020[1]	401
		1,698
DIVERSIFIED FINANCIAL SERVICES—0.9%
	Cooperatieve Rabobank U.A.
400	3.875%—09/26/2023[1]	428
	Siemens Financieringsmaatschappij NV
300	2.150%—05/27/2020[1]	300
	Voya Financial Inc.
200	3.125%—07/15/2024	210
		938
DIVERSIFIED TELECOMMUNICATION SERVICES—1.2%
	AT&T Inc.
664	3.067% (3 Month USD Libor + 1.180) 06/12/2024[2]	676
178	3.400%—05/15/2025	189
		865
	Verizon Communications Inc.
247	4.522%—09/15/2048	308
		1,173
ELECTRIC UTILITIES—2.7%
	Berkshire Hathaway Energy Co.
525	6.125%—04/01/2036	733
	Eversource Energy
260	2.750%—03/15/2022	265
200	2.900%—10/01/2024	207
		472
	Exelon Corp.
368	5.100%—06/15/2045	467
	Nextera Energy Capital Holdings Inc.
255	2.403%—09/01/2021	258
	Southern Co.
430	3.250%—07/01/2026	458
	Virginia Electric & Power Co.
305	3.150%—01/15/2026	324
		2,712
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.6%
	Boston Properties LP
468	4.500%—12/01/2028	546
	Digital Realty Trust LP
500	3.700%—08/15/2027	542
	HCP Inc.
188	4.250%—11/15/2023	203
	Ventas Realty LP
250	4.125%—01/15/2026	274
		1,565
FOOD & STAPLES RETAILING—0.2%
	Kroger Co.
159	4.000%—02/01/2024	172
HEALTH CARE PROVIDERS & SERVICES—0.8%
	Cigna Corp.
495	3.400%—03/01/2027	525
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	CommonSpirit Health
$232	4.187%—10/01/2049	$251
		776
INDUSTRIAL CONGLOMERATES—0.2%
	General Electric Co. MTN[3]
172	4.625%—01/07/2021	176
INSURANCE—1.3%
	American International Group Inc.
465	4.125%—02/15/2024	504
	Five Corners Funding Trust
250	4.419%—11/15/2023[1]	274
	Liberty Mutual Group Inc.
400	4.569%—02/01/2029[1]	462
		1,240
MEDIA—1.9%
	Charter Communications Operating LLC / Charter Communications Operating Capital
478	6.384%—10/23/2035	624
	Comcast Cable Communications Holdings Inc.
200	9.455%—11/15/2022	242
	Comcast Corp.
470	3.000%—02/01/2024	493
	COX Communications Inc.
300	2.950%—06/30/2023[1]	309
200	3.250%—12/15/2022[1]	207
		516
		1,875
OIL, GAS & CONSUMABLE FUELS—1.7%
	Occidental Petroleum Corp.
1,482	0.000%—10/10/2036[4]	772
	Phillips 66 Partners LP
250	3.605%—02/15/2025	264
	Schlumberger Holdings Corp.
252	3.900%—05/17/2028[1]	272
	Sunoco Logistics Partners Operations LP
375	3.900%—07/15/2026	393
		1,701
PHARMACEUTICALS—0.4%
	Bristol Myers Squibb Co.
400	2.875%—08/15/2020[1]	402
ROAD & RAIL—1.6%
	Canadian Pacific Railway Co.
190	6.125%—09/15/2115	298
	Norfolk Southern Corp.
310	4.837%—10/01/2041	391
	Penske Truck Leasing Co. LP / PTL Finance Corp.
500	3.900%—02/01/2024[1]	535
	Ryder System Inc.
360	3.650%—03/18/2024	383
		1,607
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
	Broadcom Inc.
257	3.625%—10/15/2024[1]	271

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
	NXP BV / NXP Funding LLC
$251	4.625%—06/01/2023[1]	$271
		542
TRADING COMPANIES & DISTRIBUTORS—1.0%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
272	4.125%—07/03/2023	289
	Air Lease Corp.
374	3.875%—07/03/2023	397
	Ferguson Finance plc
236	4.500%—10/24/2028[1]	265
		951
WATER UTILITIES—0.1%
	Aquarion Co.
117	4.000%—08/15/2024[1]	124
TOTAL CORPORATE BONDS & NOTES
(Cost $24,742)		26,747

MORTGAGE PASS-THROUGH—25.9%
	Federal Home Loan Mortgage Corp.
2,306	3.000%—11/01/2043-02/01/2047	2,400
3,403	3.500%—07/01/2046-01/01/2050	3,582
1,624	4.000%—02/01/2046-05/01/2049	1,721
668	4.500%—03/01/2049	718
205	5.000%—06/01/2041	227
		8,648
	Federal National Mortgage Association
4,045	3.500%—10/01/2037-10/01/2049	4,248
1,750	4.000%—04/01/2045-08/01/2049	1,884
2,012	4.500%—05/01/2046-10/01/2049	2,170
4,742	5.000%—09/01/2033-08/01/2049	5,212
		13,514
	Government National Mortgage Association
889	4.000%—09/20/2041-09/15/2046	955
2,302	4.500%—01/15/2042-08/20/2047	2,488
		3,443
TOTAL MORTGAGE PASS-THROUGH
(Cost $24,884)		25,605

MUNICIPAL BONDS—1.6%
	Metropolitan Transportation Authority
195	5.871%—11/15/2039	262
	Metropolitan Water Reclamation District of Greater Chicago
145	5.720%—12/01/2038	201
MUNICIPAL BONDS—Continued
Principal Amount		Value
	New York State Urban Development Corp.
$555	5.770%—03/15/2039	$691
	State of California
300	7.500%—04/01/2034	475
TOTAL MUNICIPAL BONDS
(Cost $1,467)		1,629

U.S. GOVERNMENT OBLIGATIONS—24.7%
	U.S. Small Business Administration
	Series 2012-20C Cl. 1
180	2.510%—03/01/2032	184
	Series 2017-20H Cl. 1
169	2.750%—08/01/2037	176
	Series 2016-20L Cl. 1
1,151	2.810%—12/01/2036	1,211
	Series 2015-20H Cl. 1
435	2.820%—08/01/2035	456
	Series 2017-20J Cl. 1
273	2.850%—10/01/2037	286
	Series 2018-20B Cl. 1
322	3.220%—02/01/2038	345
	Series 2018-20G Cl. 1
462	3.540%—07/01/2038	504
	Series 2018-20F Cl. 1
703	3.600%—06/01/2038	769
		3,931
	U.S. Treasury Bonds
2,044	1.750%—05/31/2022	2,064
1,157	2.250%—08/15/2049	1,222
3,606	3.000%—02/15/2048-08/15/2048	4,386
1,739	3.500%—02/15/2039	2,216
1,999	4.500%—05/15/2038	2,855
		12,743
	U.S. Treasury Notes
7,579	1.750%—06/30/2024-11/15/2029	7,722
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $22,717)		24,396

SHORT-TERM INVESTMENTS—1.2%
(Cost $1,135)
	U.S. Treasury Bills
1,137	1.496%—03/05/2020	1,135
TOTAL INVESTMENTS—99.4%
(Cost $93,195)		98,295
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		635
TOTAL NET ASSETS—100.0%		$98,930

Harbor Core Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
At January 31, 2020, the investments in BBCMS Trust Series 2020-C6 A2 (as disclosed in the preceding Portfolio of Investments) were classified as Level 3 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2020. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2019 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3)[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2020[w] (000s)
Collateralized Mortgage Obligations	$—	$—	$—	$—	$—	$—	$391	$—	$391
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2020 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Collateralized Mortgage Obligations
BBCMS Trust Series 2020-C6 A2	$391	Market Approach	Last Traded Price	$ 103.00

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $13,122 or 13% of net assets.
2	Variable or floating rate security; the stated rate represents the rate in effect at January 31, 2020. The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3	MTN after the name of a security stands for Medium Term Note.
4	Zero coupon bond
h	Transferred from Level 2 to Level 3 due to the unavailability of observable market data for pricing
w	The net unrealized appreciation/(depreciation) per investment type is below:
	Valuation Description	Unrealized Gain/(Loss) as of 01/31/2020 (000s)
	Collateralized Mortgage Obligations	$–
x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Bond Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

BANK LOAN OBLIGATIONS—6.9%
Principal Amount		Value
CAPITAL MARKETS—0.4%
	Refinitiv US Holdings Inc.
	Initial Term Loan B
$2,064	4.895% (1 Month USD Libor + 3.250) 10/01/2025[1]	$2,091
CHEMICALS—0.2%
	Solenis International LP
	Initial First-Lien Term Loan
1,177	5.909% (3 Month USD Libor + 4.000) 06/26/2025[1]	1,167
COMMERCIAL SERVICES & SUPPLIES—1.0%
	Garda World Security Corp.
	First Lien Term Loan B
1,240	6.660% (3 Month USD Libor + 4.750) 10/30/2026[1]	1,252
	GFL Environmental Inc.
	Term Loan
1,234	4.645% (1 Month USD Libor + 3.000) 05/30/2025[1]	1,234
	Granite Acquisition Inc.
	First-Lien Term Loan B
2,154	5.444% (3 Month USD Libor + 3.500) 12/17/2021[1]	2,165
		4,651
CONTAINERS & PACKAGING—0.3%
	Flex Acquisition Co. Inc.
	Term Loan
459	4.900% (Multiple Contracts + 3.000) 12/29/2023[1]	455
	Mauser Packaging Solutions Holding Co.
	Term Loan B
1,125	5.084% (3 Month USD Libor + 3.250) 04/03/2024[1]	1,118
		1,573
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
	Presidio Holding Inc.
	Term Loan B
695	5.280% (3 Month USD Libor + 3.500) 01/15/2027[1]	700
ENTERTAINMENT—0.1%
	Nascar Holdings Inc.
	Initial Term Loan
538	4.408% (1 Month USD Libor + 2.750) 10/19/2026[1]	544
FOOD & STAPLES RETAILING—0.3%
	BJ's Wholesale Club Inc.
	Term Loan
1,095	3.899% (1 Month USD Libor + 2.250) 02/03/2024[1]	1,102
	Froneri International plc
	Term Loan
455	3.895% (1 Month USD Libor + 2.250) 01/31/2027[1]	457
		1,559
HEALTH CARE PROVIDERS & SERVICES—0.5%
	AHP Health Partners Inc.
	Term Loan B
1,455	6.145% (1 Month USD Libor + 4.500) 06/28/2025[1]	1,465
	RegionalCare Hospital Partners Holdings Inc.
	First-Lien Term Loan B
981	5.395% (1 Month USD Libor + 3.750) 11/16/2025[1]	988
		2,453
HEALTH CARE TECHNOLOGY—0.4%
	Change Healthcare Holdings LLC
	Term Loan B
494	4.145% (1 Month USD Libor + 2.500) 03/01/2024[1]	495
BANK LOAN OBLIGATIONS—Continued
Principal Amount		Value
HEALTH CARE TECHNOLOGY—Continued
	Verscend Holding Corp.
	Term Loan B
$1,200	6.145% (1 Month USD Libor + 4.500) 08/27/2025[1]	$1,209
	VVC Holding Corp
	Term Loan B
262	6.401% (1 Month USD Libor + 4.500) 02/11/2026[1]	263
		1,967
HOTELS, RESTAURANTS & LEISURE—0.9%
	Alterra Mountain Co.
	Term Loan B
583	4.645% (1 Month USD Libor + 3.000) 07/31/2024[1]	587
	IRB Holding Corp.
	Term Loan B
761	4.384% (1 Month USD Libor + 2.750) 02/05/2025[1]	765
	Stars Group Holdings BV
	Term Loan
2,941	5.445% (3 Month USD Libor + 3.500) 07/10/2025[1]	2,963
		4,315
INSURANCE—0.2%
	Hub International Ltd.
	Initial Term Loan
776	4.551% (Multiple Contracts + 2.750) 04/25/2025[1]	776
INTERACTIVE MEDIA & SERVICES—0.3%
	Ancestry.com Inc.
	First-Lien Term Loan B
1,220	5.900% (1 Month USD Libor + 4.250) 08/27/2026[1]	1,168
LIFE SCIENCES TOOLS & SERVICES—0.2%
	Jaguar Holding Co. II
	2018 Term Loan
1,146	4.145% (1 Month USD Libor + 2.500) 08/18/2022[1]	1,148
MACHINERY—0.3%
	Navistar Inc.
	Term Loan B
1,207	5.170% (1 Month USD Libor + 2.490) 11/06/2024[1]	1,212
MEDIA—0.4%
	Univision Communications Inc.
	Term Loan
692	4.395% (1 Month USD Libor + 2.750) 03/15/2024[1]	685
	William Morris Endeavor Entertainment LLC
	First-Lien Term Loan B
1,310	4.400% (1 Month USD Libor + 2.750) 05/18/2025[1]	1,305
		1,990
METALS & MINING—0.2%
	Aleris International Inc.
	Term Loan
1,010	6.395% (1 Month USD Libor + 4.750) 02/27/2023[1]	1,012
SOFTWARE—0.6%
	Project Alpha Intermediate Holding Inc.
	Term Loan B
488	5.380% (3 Month USD Libor + 3.500) 04/26/2024[1]	489
	2019 Incremental Term Loan
752	6.130% (3 Month USD Libor + 4.250) 04/26/2024[1]	758
		1,247

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

BANK LOAN OBLIGATIONS—Continued
Principal Amount		Value
SOFTWARE—Continued
	Solarwinds Holdings Inc.
	2018 Refinancing First-LienTerm Loan
$1,267	4.395% (1 Month USD Libor + 2.750) 02/05/2024[1]	$1,273
	TIBCO Software Inc.
	Term Loan B
558	5.740% (1 Month USD Libor + 4.000) 06/30/2026[1]	562
		3,082
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
	Diebold Nixdorf Inc.
	Term Loan A
1,753	10.938% (1 Month USD Libor + 9.250) 08/31/2022[1]	1,858
TOTAL BANK LOAN OBLIGATIONS
(Cost $33,019)		33,266

CORPORATE BONDS & NOTES—90.4%
AEROSPACE & DEFENSE—3.2%
	Arconic Inc.
1,500	5.400%—04/15/2021	1,543
272	5.900%—02/01/2027	309
479	5.950%—02/01/2037	535
		2,387
	Bombardier Inc.
600	6.000%—10/15/2022[2]	590
2,635	7.875%—04/15/2027[2]	2,503
1,250	8.750%—12/01/2021[2]	1,340
		4,433
	Moog Inc.
715	4.250%—12/15/2027[2]	735
	SSL Robotics LLC
885	9.750%—12/31/2023[2]	973
	TransDigm Inc.
1,075	5.500%—11/15/2027	1,084
1,485	6.250%—03/15/2026[2]	1,604
1,045	6.500%—07/15/2024	1,081
		3,769
	TransDigm UK Holdings plc
1,480	6.875%—05/15/2026	1,580
	Triumph Group Inc.
754	6.250%—09/15/2024[2]	781
665	7.750%—08/15/2025	652
		1,433
		15,310
AIR FREIGHT & LOGISTICS—0.9%
	XPO Logistics Inc.
1,592	6.125%—09/01/2023[2]	1,649
1,600	6.500%—06/15/2022[2]	1,631
1,000	6.750%—08/15/2024[2]	1,086
		4,366
AUTO COMPONENTS—0.9%
	Adient Global Holdings Ltd.
700	4.875%—08/15/2026[2]	661
	Adient US LLC
445	7.000%—05/15/2026[2]	487
	American Axle & Manufacturing Inc.
856	6.625%—10/15/2022	869
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AUTO COMPONENTS—Continued
	Goodyear Tire & Rubber Co.
$665	5.125%—11/15/2023	$675
	IHO Verwaltungs GMBH
400	6.375%—05/15/2029[2]	437
	Tenneco Inc.
1,079	5.000%—07/15/2026	993
		4,122
AUTOMOBILES—0.4%
	Ford Motor Credit Co. LLC
1,215	3.350%—11/01/2022	1,234
	Jaguar Land Rover Automotive plc
750	4.500%—10/01/2027[2]	690
		1,924
BANKS—0.1%
	CIT Group Inc.
350	6.125%—03/09/2028	418
BEVERAGES—0.3%
	Cott Holdings Inc.
1,500	5.500%—04/01/2025[2]	1,559
BIOTECHNOLOGY—0.6%
	Avantor Inc.
1,350	6.000%—10/01/2024[2]	1,437
1,500	9.000%—10/01/2025[2]	1,661
		3,098
BUILDING PRODUCTS—1.9%
	American Builders & Contractors Supply Co. Inc.
900	5.875%—05/15/2026[2]	949
	Griffon Corp.
1,000	5.250%—03/01/2022	1,001
	New Enterprise Stone & Lime Co. Inc.
975	6.250%—03/15/2026[2]	1,022
	Norbord Inc.
650	5.750%—07/15/2027[2]	684
	Standard Industries Inc.
907	4.750%—01/15/2028[2]	932
2,220	5.375%—11/15/2024[2]	2,287
660	5.500%—02/15/2023[2]	672
		3,891
	Summit Materials LLC / Summit Materials Finance Corp.
1,400	6.125%—07/15/2023	1,416
300	6.500%—03/15/2027[2]	325
		1,741
		9,288
CAPITAL MARKETS—0.2%
	MSCI Inc.
254	4.750%—08/01/2026[2]	267
	Refinitiv US Holdings Inc.
750	6.250%—05/15/2026[2]	810
		1,077
CHEMICALS—1.9%
	Blue Cube Spinco LLC
975	9.750%—10/15/2023	1,042
	GCP Applied Technologies Inc.
645	5.500%—04/15/2026[2]	672

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CHEMICALS—Continued
	NOVA Chemicals Corp.
$750	4.875%—06/01/2024[2]	$763
1,000	5.250%—08/01/2023[2]	1,015
		1,778
	OCI NV
2,000	6.625%—04/15/2023[2]	2,083
	PQ Corp.
1,410	6.750%—11/15/2022[2]	1,449
	Trinseo LLC
750	5.375%—09/01/2025[2]	705
	Tronox Inc.
1,250	6.500%—04/15/2026[2]	1,247
		8,976
COMMERCIAL SERVICES & SUPPLIES—3.7%
	Advanced Disposal Services Inc.
500	5.625%—11/15/2024[2]	522
	Allied Universal Holdco LLC
1,495	6.625%—07/15/2026[2]	1,592
1,145	9.750%—07/15/2027[2]	1,225
		2,817
	Covanta Holding Corp.
970	5.875%—07/01/2025	1,009
	Garda World Security Corp.
1,590	4.625%—02/15/2027[2]	1,578
	GFL Environmental Inc.
415	5.375%—03/01/2023[2]	425
2,000	7.000%—06/01/2026[2]	2,090
990	8.500%—05/01/2027[2]	1,081
		3,596
	GW B-CR Security Corp.
1,367	9.500%—11/01/2027	1,462
	KAR Auction Services Inc.
1,195	5.125%—06/01/2025[2]	1,229
	LABL Escrow Issuer LLC
820	6.750%—07/15/2026[2]	882
	NuStar Logistics LP
1,650	6.750%—02/01/2021	1,703
	Stericycle Inc.
964	5.375%—07/15/2024[2]	1,011
	Williams Scotsman International Inc.
555	6.875%—08/15/2023[2]	584
1,494	7.875%—12/15/2022[2]	1,562
		2,146
		17,955
COMMUNICATIONS EQUIPMENT—1.8%
	CommScope Inc.
289	5.000%—06/15/2021[2]	290
695	6.000%—03/01/2026[2]	730
241	8.250%—03/01/2027[2]	248
		1,268
	CommScope Technologies LLC
30	5.000%—03/15/2027[2]	27
	Hughes Satellite Systems Corp.
500	6.625%—08/01/2026	553
3,000	7.625%—06/15/2021	3,213
		3,766
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
COMMUNICATIONS EQUIPMENT—Continued
	Telesat Canada / Telesat LLC
$525	4.875%—06/01/2027[2]	$541
1,156	6.500%—10/15/2027[2]	1,213
		1,754
	Viasat Inc.
1,890	5.625%—09/15/2025[2]	1,927
		8,742
CONSTRUCTION & ENGINEERING—0.1%
	AECOM
337	5.875%—10/15/2024	374
CONSUMER FINANCE—2.5%
	Ally Financial Inc.
985	5.750%—11/20/2025	1,122
	Credit Acceptance Corp.
590	5.125%—12/31/2024[2]	618
	Goeasy Ltd.
565	5.375%—12/01/2024[2]	580
	Navient Corp.
1,470	5.000%—10/26/2020-03/15/2027	1,481
245	6.500%—06/15/2022	261
		1,742
	Navient Corp. MTN[3]
800	5.500%—01/25/2023	838
2,600	7.250%—01/25/2022	2,793
		3,631
	Springleaf Finance Corp.
538	5.375%—11/15/2029	560
500	5.625%—03/15/2023	536
685	6.125%—03/15/2024	745
650	6.875%—03/15/2025	735
1,675	7.750%—10/01/2021	1,806
		4,382
		12,075
CONTAINERS & PACKAGING—1.1%
	ARD Finance SA
1,190	6.500%—06/30/2027[2]	1,229
	Ardagh Packaging Finance plc
800	6.000%—02/15/2025[2]	838
	Berry Global Inc.
650	4.875%—07/15/2026[2]	680
500	6.000%—10/15/2022	510
		1,190
	Cascades Inc./ Cascades USA Inc.
680	5.125%—01/15/2026[2]	704
	Flex Acquisition Co. Inc.
1,215	6.875%—01/15/2025[2]	1,223
		5,184
DISTRIBUTORS—0.2%
	Performance Food Group Inc.
985	5.500%—10/15/2027[2]	1,039
DIVERSIFIED CONSUMER SERVICES—0.4%
	Frontdoor Inc.
1,267	6.750%—08/15/2026[2]	1,388

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED CONSUMER SERVICES—Continued
	Service Corp. International
$460	5.125%—06/01/2029	$491
		1,879
DIVERSIFIED FINANCIAL SERVICES—1.1%
	Avolon Holdings Funding Ltd.
500	5.250%—05/15/2024[2]	552
	Compass Group Diversified Holdings LLC
1,140	8.000%—05/01/2026[2]	1,244
	DAE Funding LLC
470	4.000%—08/01/2020[2]	474
1,000	5.000%—08/01/2024[2]	1,049
1,000	5.750%—11/15/2023[2]	1,053
		2,576
	Fidelity & Guaranty Life Holdings Inc.
750	5.500%—05/01/2025[2]	801
		5,173
DIVERSIFIED TELECOMMUNICATION SERVICES—4.7%
	Altice Financing SA
1,622	6.625%—02/15/2023[2]	1,654
1,012	7.500%—05/15/2026[2]	1,083
		2,737
	Altice Luxembourg SA
200	7.625%—02/15/2025[2]	208
	CenturyLink Inc.
980	4.000%—02/15/2027[2]	987
308	5.125%—12/15/2026[2]	316
2,150	5.800%—03/15/2022	2,270
1,000	6.450%—06/15/2021	1,052
100	6.750%—12/01/2023	111
655	6.875%—01/15/2028	734
		5,470
	Connect Finco Sarl / Connect US Finco LLC
2,500	6.750%—10/01/2026[2]	2,650
	GCI LLC
2,040	6.625%—06/15/2024[2]	2,199
167	6.875%—04/15/2025	175
		2,374
	Inmarsat Finance plc
2,000	4.875%—05/15/2022[2]	2,029
	Intelsat Jackson Holdings SA
538	5.500%—08/01/2023	441
3,387	8.500%—10/15/2024[2]	2,869
		3,310
	Level 3 Financing Inc.
420	5.375%—08/15/2022	422
	Telecom Italia Capital SA
500	6.000%—09/30/2034	563
200	6.375%—11/15/2033	234
		797
	Ypso Finance Bis S.A.
1,905	6.000%—02/15/2028[2]	1,888
	Zayo Group LLC
1,000	5.750%—01/15/2027[2]	1,024
		22,909
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRIC UTILITIES—1.1%
	Talen Energy Supply LLC
$545	6.625%—01/15/2028[2]	$547
940	7.250%—05/15/2027[2]	965
		1,512
	Vistra Operations Co. LLC
1,500	4.300%—07/15/2029[2]	1,547
2,111	5.000%—07/31/2027[2]	2,170
		3,717
		5,229
ELECTRICAL EQUIPMENT—0.2%
	Sensata Technologies Inc.
370	4.375%—02/15/2030[2]	376
	Sensata Technologies UK Financing Co. plc
730	6.250%—02/15/2026[2]	768
		1,144
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
	Anixter Inc.
1,075	5.500%—03/01/2023	1,143
	Presidio Holding Inc.
450	4.875%—02/01/2027[2]	451
590	8.250%—02/01/2028[2]	607
		1,058
		2,201
ENERGY EQUIPMENT & SERVICES—1.7%
	Archrock Partners LP / Archrock Partners Finance Corp.
605	6.250%—04/01/2028[2]	624
	Ensign Drilling Inc.
1,235	9.250%—04/15/2024[2]	1,161
	Nabors Industries Inc.
1,860	5.750%—02/01/2025	1,531
	Nabors Industries Ltd.
260	7.250%—01/15/2026[2]	261
260	7.500%—01/15/2028[2]	258
		519
	Pride International LLC
1,000	7.875%—08/15/2040	477
	Transocean Inc.
500	6.800%—03/15/2038	321
588	7.500%—01/15/2026[2]	556
805	8.000%—02/01/2027[2]	750
		1,627
	Transocean Poseidon Ltd.
500	6.875%—02/01/2027[2]	524
	Unit Corp.
1,285	6.625%—05/15/2021	566
	USA Compression Partners LP / USA Compression Finance Corp.
680	6.875%—09/01/2027	710
	Valaris plc
630	4.875%—06/01/2022	468
400	7.750%—02/01/2026	203
		671
		8,410

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ENTERTAINMENT—2.4%
	Cinemark USA Inc.
$1,100	5.125%—12/15/2022	$1,114
	Diamond Sports Group LLC / Diamond Sports Finance Co.
2,307	5.375%—08/15/2026[2]	2,302
1,904	6.625%—08/15/2027[2]	1,784
		4,086
	Lions Gate Capital Holdings LLC
2,282	6.375%—02/01/2024[2]	2,299
	Live Nation Entertainment Inc.
1,237	4.750%—10/15/2027	1,275
	Meredith Corp.
1,250	6.875%—02/01/2026	1,290
	Netflix Inc.
700	4.875%—06/15/2030	731
350	5.500%—02/15/2022	371
300	6.375%—05/15/2029	350
		1,452
		11,516
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.2%
	CoreCivic Inc.
1,000	4.750%—10/15/2027	923
	Iron Mountain Inc.
1,000	4.875%—09/15/2029[2]	1,022
500	5.750%—08/15/2024	506
1,750	6.000%—08/15/2023	1,791
		3,319
	Kennedy-Wilson Inc.
1,500	5.875%—04/01/2024	1,541
	Ladder Capital Finance Corp.
865	4.250%—02/01/2027[2]	864
850	5.250%—10/01/2025[2]	876
460	5.875%—08/01/2021[2]	468
		2,208
	MPT Operating Partnership LP / MPT Finance Corp.
500	4.625%—08/01/2029	524
2,500	6.375%—03/01/2024	2,584
		3,108
	QualityTech LP
314	4.750%—11/15/2025[2]	326
	RHP Hotel Properties LP
500	5.000%—04/15/2023	510
	Ryman Hospitality Properties Inc.
845	4.750%—10/15/2027[2]	880
	Sabra Health Care LP
495	3.900%—10/15/2029	511
580	5.125%—08/15/2026	635
		1,146
	SBA Communications Corp.
85	3.875%—02/15/2027[2]	86
1,250	4.000%—10/01/2022	1,275
		1,361
		15,322
FOOD & STAPLES RETAILING—1.2%
	Albertsons Companies LLC
1,435	4.625%—01/15/2027	1,458
1,640	4.875%—02/15/2030[2]	1,689
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
FOOD & STAPLES RETAILING—Continued
$1,065	5.750%—03/15/2025	$1,105
650	5.875%—02/15/2028[2]	695
230	6.625%—06/15/2024	240
		5,187
	Ingles Markets Inc.
420	5.750%—06/15/2023	428
		5,615
FOOD PRODUCTS—0.8%
	Darling Ingredients Inc.
1,290	5.250%—04/15/2027[2]	1,364
	Post Holdings Inc.
1,911	5.500%—03/01/2025-12/15/2029[2]	1,993
	TreeHouse Foods Inc.
437	4.875%—03/15/2022	438
		3,795
GAS UTILITIES—0.6%
	AmeriGas Partners LP
500	5.750%—05/20/2027	547
	DCP Midstream Operating LP
500	6.750%—09/15/2037[2]	540
	Suburban Propane Partners LP
1,600	5.875%—03/01/2027	1,653
		2,740
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
	Hill-Rom Holdings Inc.
260	4.375%—09/15/2027[2]	266
	Teleflex Inc.
1,000	4.625%—11/15/2027	1,054
		1,320
HEALTH CARE PROVIDERS & SERVICES—6.5%
	Acadia Healthcare Co. Inc.
794	5.125%—07/01/2022	797
232	5.625%—02/15/2023	236
		1,033
	AHP Health Partners Inc.
1,786	9.750%—07/15/2026[2]	1,952
	AMN Healthcare Inc.
960	4.625%—10/01/2027[2]	972
	Centene Corp.
4,189	4.625%—12/15/2029[2]	4,516
81	4.750%—01/15/2025[2]	84
325	5.250%—04/01/2025[2]	338
3,151	5.375%—06/01/2026[2]	3,358
83	6.125%—02/15/2024	86
		8,382
	DaVita Inc.
1,725	5.125%—07/15/2024	1,767
	Encompass Health Corp.
925	5.750%—09/15/2025	965
	HCA Inc.
950	5.375%—02/01/2025-09/01/2026	1,069
300	5.625%—09/01/2028	347
1,650	5.875%—05/01/2023-02/01/2029	1,885
1,465	7.690%—06/15/2025	1,786
		5,087

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	Molina Healthcare Inc.
$1,637	4.875%—06/15/2025[2]	$1,675
2,000	5.375%—11/15/2022	2,121
		3,796
	Polaris Intermediate Corp.
560	8.500%—12/01/2022[2]	524
	RegionalCare Hospital Partners Holdings Inc.
1,940	8.250%—05/01/2023[2]	2,039
	Regionalcare Hospital Partners Holdings Inc. / LifePoint Health Inc.
877	9.750%—12/01/2026[2]	981
	Tenet Healthcare Corp.
1,750	4.875%—01/01/2026[2]	1,822
1,887	5.125%—11/01/2027[2]	1,989
		3,811
		31,309
HEALTH CARE TECHNOLOGY—0.2%
	Change Healthcare Holdings LLC
1,000	5.750%—03/01/2025[2]	1,021
HOTELS, RESTAURANTS & LEISURE—6.8%
	Boyd Gaming Corp.
685	4.750%—12/01/2027[2]	702
	Brinker International Inc.
965	3.875%—05/15/2023	984
	CRC Escrow Issuer LLC
1,108	5.250%—10/15/2025[2]	1,127
	Eldorado Resorts Inc.
1,155	6.000%—04/01/2025	1,211
	ESH Hospitality Inc.
370	4.625%—10/01/2027[2]	372
1,540	5.250%—05/01/2025[2]	1,582
		1,954
	Hilton Domestic Operating Co. Inc.
1,000	4.875%—01/15/2030	1,060
2,839	5.125%—05/01/2026	2,981
		4,041
	International Game Technology plc
1,000	6.250%—02/15/2022[2]	1,049
	IRB Holding Corp.
980	6.750%—02/15/2026[2]	1,023
	Landry's Inc.
1,145	6.750%—10/15/2024[2]	1,179
	LTF Merger Sub Inc.
550	8.500%—06/15/2023	561
	Marriott Ownership Resorts Inc.
500	4.750%—01/15/2028[2]	513
	Marriott Ownership Resorts Inc. / ILG LLC
2,840	6.500%—09/15/2026	3,080
	MGM Resorts International
680	6.000%—03/15/2023	747
2,914	7.750%—03/15/2022	3,233
		3,980
	New Red Finance Inc.
1,000	5.000%—10/15/2025[2]	1,033
	Scientific Games International Inc.
630	5.000%—10/15/2025[2]	650
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
$500	7.250%—11/15/2029[2]	$537
600	8.250%—03/15/2026[2]	652
		1,839
	Stars Group Holdings BV / Stars Group US Co. Borrower LLC
2,500	7.000%—07/15/2026[2]	2,720
	VICI Properties Inc.
2,100	8.000%—10/15/2023	2,274
	VICI Properties LP / VICI Note Co. Inc.
755	3.750%—02/15/2027[2]	760
1,020	4.125%—08/15/2030[2]	1,037
735	4.250%—12/01/2026[2]	756
750	4.625%—12/01/2029[2]	785
		3,338
	VOC Escrow Ltd.
134	5.000%—02/15/2028[2]	139
		32,747
HOUSEHOLD DURABLES—1.3%
	Lennar Corp.
1,000	4.750%—04/01/2021-11/29/2027	1,068
1,000	4.875%—12/15/2023	1,075
475	5.250%—06/01/2026	527
		2,670
	M/I Homes Inc.
671	4.950%—02/01/2028[2]	693
400	5.625%—08/01/2025	420
		1,113
	PulteGroup Inc.
450	5.000%—01/15/2027	498
	Toll Brothers Finance Corp.
1,041	3.800%—11/01/2029	1,049
190	4.350%—02/15/2028	200
		1,249
	Tri Pointe Group Inc.
650	4.875%—07/01/2021	672
		6,202
HOUSEHOLD PRODUCTS—0.1%
	Prestige Brands Inc.
400	6.375%—03/01/2024[2]	413
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.4%
	AES Corp.
1,065	4.000%—03/15/2021	1,080
500	5.500%—04/15/2025	517
300	6.000%—05/15/2026	316
		1,913
	Calpine Corp.
505	5.250%—06/01/2026[2]	523
	NRG Energy Inc.
955	5.250%—06/15/2029[2]	1,031
293	5.750%—01/15/2028	316
240	6.625%—01/15/2027	258
1,847	7.250%—05/15/2026	2,003
		3,608

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—Continued
	Terraform Power Operating LLC
$583	4.250%—01/31/2023[2]	$601
		6,645
INSURANCE—0.3%
	Acrisure LLC / Acrisure Finance Inc.
500	8.125%—02/15/2024[2]	535
	GTCR AP Finance Inc.
965	8.000%—05/15/2027[2]	1,026
		1,561
INTERACTIVE MEDIA & SERVICES—0.2%
	Match Group Inc.
1,000	6.375%—06/01/2024	1,050
INTERNET & CATALOG RETAIL—0.2%
	QVC Inc.
854	4.750%—02/15/2027	864
IT SERVICES—1.0%
	Sabre GLBL Inc.
1,146	5.250%—11/15/2023[2]	1,176
	Verisign Inc.
455	4.625%—05/01/2023	461
	WEX Inc.
3,000	4.750%—02/01/2023[2]	3,039
		4,676
LEISURE PRODUCTS—0.3%
	Wyndham Destinations Inc.
305	3.900%—03/01/2023	310
463	4.625%—03/01/2030[2]	476
390	5.400%—04/01/2024	417
210	5.750%—04/01/2027	230
		1,433
LIFE SCIENCES TOOLS & SERVICES—1.1%
	Charles River Laboratories International Inc.
465	4.250%—05/01/2028	473
	Eagle Holding Co. II LLC
2,235	7.750%—05/15/2022[2]	2,261
	IQVIA Inc.
1,080	5.000%—05/15/2027[2]	1,142
	Jaguar Holding Co. II
1,300	6.375%—08/01/2023[2]	1,339
		5,215
MACHINERY—0.2%
	EnPro Industries Inc.
1,000	5.750%—10/15/2026	1,058
MEDIA—9.4%
	Altice France SA
1,535	5.500%—01/15/2028[2]	1,565
1,326	7.375%—05/01/2026[2]	1,413
297	8.125%—02/01/2027[2]	332
		3,310
	AMC Networks Inc.
1,240	4.750%—08/01/2025	1,255
1,345	5.000%—04/01/2024	1,375
		2,630
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Block Communications Inc.
$2,050	6.875%—02/15/2025[2]	$2,129
	C&W Senior Financing Designated Activity Company
900	7.500%—10/15/2026[2]	973
	CCO Holdings LLC
405	4.750%—03/01/2030[2]	417
850	5.250%—09/30/2022	860
3,105	5.375%—05/01/2025-06/01/2029[2]	3,259
		4,536
	CSC Holdings LLC
365	5.750%—01/15/2030[2]	393
495	6.625%—10/15/2025[2]	524
940	7.500%—04/01/2028[2]	1,071
1,000	7.750%—07/15/2025[2]	1,056
3,000	10.875%—10/15/2025[2]	3,329
		6,373
	Cumulus Media New Holdings Inc.
630	6.750%—07/01/2026[2]	663
	DISH DBS Corp.
400	5.875%—11/15/2024	405
2,500	7.750%—07/01/2026	2,630
		3,035
	Entercom Media Corp.
820	6.500%—05/01/2027[2]	880
	EW Scripps Co.
1,000	5.125%—05/15/2025[2]	1,028
	Graham Holdings Co.
945	5.750%—06/01/2026[2]	1,009
	iHeartCommunications Inc.
770	8.375%—05/01/2027	839
	Lamar Media Corp.
500	5.000%—05/01/2023	511
	LCPR Senior Secured Financing DAC
1,105	6.750%—10/15/2027	1,171
	MDC Partners Inc.
535	6.500%—05/01/2024[2]	486
	Quebecor Media Inc.
600	5.750%—01/15/2023	646
	Sirius XM Radio Inc.
1,408	4.625%—07/15/2024[2]	1,463
350	5.375%—04/15/2025[2]	362
850	5.500%—07/01/2029[2]	916
		2,741
	TEGNA Inc.
121	5.000%—09/15/2029[2]	123
	Telenet Finance Luxembourg Notes Sarl
1,000	5.500%—03/01/2028[2]	1,065
	Twitter Inc.
1,920	3.875%—12/15/2027[2]	1,927
	Univision Communications Inc.
2,570	5.125%—05/15/2023-02/15/2025[2]	2,578
	UPCB Finance IV Ltd.
1,800	5.375%—01/15/2025[2]	1,847
	Virgin Media Finance plc
800	6.000%—10/15/2024[2]	826
	Virgin Media Secured Finance plc
2,000	5.500%—05/15/2029[2]	2,109

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Ziggo Bond Finance BV
$750	5.875%—01/15/2025[2]	$774
1,000	6.000%—01/15/2027[2]	1,052
		1,826
		45,261
METALS & MINING—1.8%
	Alcoa Nederland Holding BV
1,095	6.125%—05/15/2028[2]	1,156
	Alliance Resource Operating Partners LP
875	7.500%—05/01/2025[2]	759
	Commercial Metals Co.
225	5.375%—07/15/2027	235
	Constellium SE
400	5.750%—05/15/2024[2]	411
	FMG Resources August 2006 Pty Ltd.
1,000	4.750%—05/15/2022[2]	1,030
600	5.125%—03/15/2023[2]	630
		1,660
	Freeport-McMoRan Inc.
880	3.550%—03/01/2022	892
978	5.400%—11/14/2034	1,007
675	5.450%—03/15/2043	690
		2,589
	Grinding Media Inc.
1,000	7.375%—12/15/2023[2]	1,029
	Novelis Corp.
885	4.750%—01/30/2030[2]	888
		8,727
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.6%
	Starwood Property Trust Inc.
900	3.625%—02/01/2021	903
2,000	5.000%—12/15/2021	2,055
		2,958
OIL, GAS & CONSUMABLE FUELS—8.3%
	Antero Midstream Partners LP / Antero Midstream Finance Corp.
1,210	5.750%—03/01/2027-01/15/2028[2]	946
	Ascent Resources Utica Holdings LLC / ARU Finance Corp.
1,300	7.000%—11/01/2026[2]	927
	Blue Racer Midstream LLC / Blue Racer Finance Corp.
800	6.125%—11/15/2022[2]	783
	Buckeye Partners LP
715	3.950%—12/01/2026	710
377	5.600%—10/15/2044	352
		1,062
	Callon Petroleum Co.
800	6.375%—07/01/2026	758
	Centennial Resource Production LLC
132	5.375%—01/15/2026[2]	124
	Cheniere Energy Partners LP
750	5.250%—10/01/2025	774
500	5.625%—10/01/2026	525
		1,299
	Chesapeake Energy Corp.
350	11.500%—01/01/2025[2]	283
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	CNX Midstream Partners LP
$800	6.500%—03/15/2026[2]	$736
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
462	5.625%—05/01/2027[2]	466
	Crownrock Finance Inc.
1,405	5.625%—10/15/2025[2]	1,421
	DCP Midstream Operating LP
690	5.125%—05/15/2029	729
	EnLink Midstream LLC
920	5.375%—06/01/2029	835
	Extraction Oil & Gas Inc.
60	5.625%—02/01/2026[2]	30
	Genesis Energy LP
311	5.625%—06/15/2024	304
255	6.000%—05/15/2023	257
134	6.250%—05/15/2026	128
1,390	7.750%—02/01/2028	1,403
		2,092
	Global Partners LP
1,450	7.000%—06/15/2023	1,490
	Gulfport Energy Corp.
915	6.000%—10/15/2024	507
750	6.375%—01/15/2026	363
		870
	Indigo Natural Resources LLC
785	6.875%—02/15/2026[2]	720
	Jagged Peak Energy LLC
790	5.875%—05/01/2026	816
	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.
1,635	6.000%—08/01/2026[2]	1,693
	Matador Resources Co.
735	5.875%—09/15/2026	721
	Moss Creek Resources Holdings Inc.
576	10.500%—05/15/2027[2]	462
	Murphy Oil Corp.
2,710	5.875%—12/01/2027-12/01/2042	2,614
870	7.050%—05/01/2029	962
		3,576
	NGL Energy Partners LP
1,600	7.500%—11/01/2023	1,599
	NGPL Pipeco LLC
555	4.375%—08/15/2022[2]	579
	Oasis Petroleum Inc.
1,925	6.875%—01/15/2023	1,826
	Parkland Fuel Corp.
430	5.875%—07/15/2027[2]	456
1,300	6.000%—04/01/2026[2]	1,371
		1,827
	Parsley Energy LLC / Parsley Finance Corp.
515	5.625%—10/15/2027[2]	547
	PDC Energy Inc.
1,250	5.750%—05/15/2026	1,209
505	6.125%—09/15/2024	508
		1,717
	QEP Resources Inc.
1,689	5.625%—03/01/2026	1,511
	Rockies Express Pipeline LLC
1,455	6.875%—04/15/2040[2]	1,557

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Sanchez Energy Corp.
$3,000	0.000%—06/15/2021*	$158
	SM Energy Co.
262	6.125%—11/15/2022	260
	SRC Energy Inc.
1,085	6.250%—12/01/2025	1,096
	Summit Midstream Holdings LLC
866	5.750%—04/15/2025	669
	Sunoco LP / Sunoco Finance Corp.
1,000	4.875%—01/15/2023	1,029
	Tallgrass Energy Finance Corp.
785	4.750%—10/01/2023[2]	788
15	5.500%—09/15/2024[2]	15
		803
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
1,000	5.500%—03/01/2030[2]	1,033
406	6.750%—03/15/2024	420
		1,453
	WPX Energy Inc.
625	5.250%—10/15/2027	654
		40,124
PHARMACEUTICALS—1.8%
	Bausch Health Cos. Inc.
1,009	5.500%—03/01/2023[2]	1,015
2,350	7.000%—03/15/2024-01/15/2028[2]	2,460
485	7.250%—05/30/2029[2]	544
850	8.500%—01/31/2027[2]	963
		4,982
	Catalent Pharma Solutions Inc.
445	5.000%—07/15/2027[2]	469
	Teva Pharmaceutical Finance Netherlands III BV
1,020	2.200%—07/21/2021	1,006
	Valeant Pharmaceuticals International Inc.
436	5.875%—05/15/2023[2]	440
1,750	6.500%—03/15/2022[2]	1,785
		2,225
		8,682
PROFESSIONAL SERVICES—1.3%
	ASGN Inc.
665	4.625%—05/15/2028[2]	684
	Camelot Finance SA
676	4.500%—11/01/2026	689
	Nielsen Finance LLC
2,725	5.000%—04/15/2022[2]	2,744
	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
2,080	6.750%—06/01/2025[2]	2,158
		6,275
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
	Greystar Real Estate Partners LLC
1,158	5.750%—12/01/2025[2]	1,200
	Newmark Group Inc.
500	6.125%—11/15/2023	549
		1,749
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ROAD & RAIL—0.7%
	Avis Budget Car Rental LLC / Avis Budget Finance Inc.
$296	5.500%—04/01/2023	$301
1,750	5.750%—07/15/2027[2]	1,824
		2,125
	Hertz Corp.
1,110	7.125%—08/01/2026[2]	1,180
		3,305
SOFTWARE—1.0%
	CDK Global Inc.
213	5.000%—10/15/2024	233
495	5.250%—05/15/2029[2]	530
		763
	Informatica LLC
1,500	7.125%—07/15/2023[2]	1,519
	Open Text Corp.
1,795	5.625%—01/15/2023[2]	1,821
	PTC Inc.
505	3.625%—02/15/2025[2]	510
340	4.000%—02/15/2028[2]	344
		854
		4,957
SPECIALTY RETAIL—0.9%
	Asbury Automotive Group Inc.
725	6.000%—12/15/2024	748
	L Brands Inc.
500	5.625%—02/15/2022	528
1,100	6.875%—11/01/2035	1,105
		1,633
	Michaels Stores Inc.
889	8.000%—07/15/2027[2]	800
	Penske Automotive Group Inc.
144	5.375%—12/01/2024[2]	148
1,000	5.750%—10/01/2022	1,013
		1,161
		4,342
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.6%
	Dell International LLC / EMC Corp.
900	5.300%—10/01/2029[2]	1,036
1,323	5.875%—06/15/2021[2]	1,337
4,182	7.125%—06/15/2024[2]	4,402
		6,775
	NCR Corp.
855	6.125%—09/01/2029[2]	934
		7,709
THRIFTS & MORTGAGE FINANCE—1.3%
	Nationstar Mortgage Holdings Inc.
940	6.000%—01/15/2027[2]	959
925	8.125%—07/15/2023[2]	980
		1,939
	Nationstar Mortgage LLC / Nationstar Capital
2,482	6.500%—07/01/2021	2,488

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
THRIFTS & MORTGAGE FINANCE—Continued
	Quicken Loans Inc.
$1,000	5.250%—01/15/2028[2]	$1,037
1,000	5.750%—05/01/2025[2]	1,037
		2,074
		6,501
TRADING COMPANIES & DISTRIBUTORS—0.9%
	United Rentals North America Inc.
286	5.875%—09/15/2026	305
3,533	6.500%—12/15/2026	3,844
		4,149
WIRELESS TELECOMMUNICATION SERVICES—2.8%
	Sprint Capital Corp.
2,500	6.875%—11/15/2028	2,548
	Sprint Communications Inc.
2,470	6.000%—11/15/2022	2,555
	Sprint Corp.
810	7.250%—09/15/2021	851
793	7.875%—09/15/2023	844
		1,695
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—Continued
	T-Mobile USA Inc.
$600	4.000%—04/15/2022	$618
1,380	4.750%—02/01/2028	1,470
1,050	6.000%—03/01/2023-04/15/2024	1,075
1,220	6.375%—03/01/2025	1,262
2,292	6.500%—01/15/2024-01/15/2026	2,419
		6,844
		13,642
TOTAL CORPORATE BONDS & NOTES
(Cost $430,450)		435,335
TOTAL INVESTMENTS—97.3%
(Cost $463,469)		468,601
CASH AND OTHER ASSETS, LESS LIABILITIES—2.7%		13,234
TOTAL NET ASSETS—100.0%		$481,835

FAIR VALUE MEASUREMENTS
All investments at January 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments at January 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Security in default
1	Variable or floating rate security; the stated rate represents the rate in effect at January 31, 2020. The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $257,272 or 53% of net assets.
3	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Opportunities Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—0.1%
(Cost $107)
Principal Amount		Value
AIRLINES—0.1%
	US Airways 2012-2 Class B Pass-Through Trust
	Series 2012-2 Cl. B
$101	6.750%—06/03/2021	$106

COMMON STOCKS—0.0%
(Cost $5)
Shares
OIL, GAS & CONSUMABLE FUELS—0.0%
305	Jones Energy II Inc.	4[x]

CORPORATE BONDS & NOTES—96.7%
Principal Amount
AEROSPACE & DEFENSE—2.8%
	Arconic Inc.
$350	5.125%—10/01/2024	378
	BBA US Holdings Inc.
200	5.375%—05/01/2026[1]	207
	Bombardier Inc.
600	7.500%—12/01/2024-03/15/2025[1]	580
	Global Aircraft Leasing Co. Ltd.
225	6.500%—09/15/2024[1]	231
	Spirit Aerosystems Inc.
100	4.600%—06/15/2028	103
	TransDigm Inc.
400	5.500%—11/15/2027	403
100	6.250%—03/15/2026[1]	108
		511
	TransDigm UK Holdings plc
200	6.875%—05/15/2026	214
		2,224
AIR FREIGHT & LOGISTICS—0.3%
	XPO Logistics Inc.
100	6.125%—09/01/2023[1]	103
150	6.750%—08/15/2024[1]	163
		266
AUTO COMPONENTS—1.5%
	Adient Global Holdings Ltd.
100	4.875%—08/15/2026[1]	94
	Adient US LLC
75	7.000%—05/15/2026[1]	82
	KGA Escrow LLC
550	7.500%—08/15/2023[1]	582
	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.
100	6.250%—05/15/2026[1]	108
275	8.500%—05/15/2027[1]	296
		404
		1,162
AUTOMOBILES—0.6%
	Fiat Chrysler Automobiles NV
175	5.250%—04/15/2023	188
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AUTOMOBILES—Continued
	Jaguar Land Rover Automotive plc
$125	4.500%—10/01/2027[1]	$115
	McLaren Finance plc
200	5.750%—08/01/2022[1]	193
		496
BANKS—0.9%
	Intesa Sanpaolo SpA MTN[2]
200	5.017%—06/26/2024[1]	213
	Oxford Finance LLC
500	6.375%—12/15/2022[1]	515
		728
BEVERAGES—0.6%
	Cott Holdings Inc.
500	5.500%—04/01/2025[1]	520
BUILDING PRODUCTS—1.6%
	Beazer Homes USA Inc.
400	7.250%—10/15/2029[1]	438
	Builders FirstSource Inc.
400	6.750%—06/01/2027[1]	439
	Norbord Inc.
150	5.750%—07/15/2027[1]	158
	Standard Industries Inc.
250	5.375%—11/15/2024[1]	258
		1,293
CAPITAL MARKETS—0.9%
	LPL Holdings Inc.
300	5.750%—09/15/2025[1]	313
	Refinitiv US Holdings Inc.
200	6.250%—05/15/2026[1]	216
200	8.250%—11/15/2026[1]	223
		439
		752
CHEMICALS—1.3%
	CF Industries Inc.
450	5.150%—03/15/2034	520
	Chemours Co.
250	6.625%—05/15/2023	247
	NOVA Chemicals Corp.
125	4.875%—06/01/2024[1]	127
	Olin Corp.
150	5.125%—09/15/2027	157
		1,051
COMMERCIAL SERVICES & SUPPLIES—2.2%
	ADT Security Corp.
100	4.875%—07/15/2032[1]	93
	Allied Universal Holdco LLC
300	6.625%—07/15/2026[1]	320
200	9.750%—07/15/2027[1]	214
		534
	Cimpress plc Co.
150	7.000%—06/15/2026[1]	159
	GW B-CR Security Corp.
291	9.500%—11/01/2027	311
	Prime Security Services Borrower LLC / Prime Finance Inc.
200	5.750%—04/15/2026[1]	211

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
	Williams Scotsman International Inc.
$200	6.875%—08/15/2023[1]	$211
225	7.875%—12/15/2022[1]	235
		446
		1,754
COMMUNICATIONS EQUIPMENT—0.5%
	Plantronics Inc.
400	5.500%—05/31/2023[1]	387
CONSTRUCTION MATERIALS—0.4%
	Cemex SAB de CV
325	7.750%—04/16/2026[1]	355
CONSUMER FINANCE—3.9%
	Ally Financial Inc.
150	5.750%—11/20/2025	171
	Credit Acceptance Corp.
550	6.625%—03/15/2026[1]	594
	Goeasy Ltd.
400	5.375%—12/01/2024[1]	410
	Icahn Enterprises LP/ Icahn Enterprises Finance Corp
425	5.250%—05/15/2027[1]	427
125	6.250%—05/15/2026	132
		559
	Navient Corp.
100	5.000%—03/15/2027	100
200	6.750%—06/25/2025	218
		318
	Navient Corp. MTN[2]
300	6.125%—03/25/2024	320
	Springleaf Finance Corp.
150	6.875%—03/15/2025	169
500	7.125%—03/15/2026	575
		744
		3,116
CONTAINERS & PACKAGING—3.3%
	ARD Finance SA
575	6.500%—06/30/2027[1]	594
	Ball Corp.
100	4.875%—03/15/2026	110
100	5.250%—07/01/2025	112
		222
	Berry Global Inc.
100	4.875%—07/15/2026[1]	105
150	5.625%—07/15/2027[1]	159
		264
	Cascades Inc./ Cascades USA Inc.
250	5.125%—01/15/2026[1]	259
	Flex Acquisition Co. Inc.
275	6.875%—01/15/2025[1]	277
	Mauser Packaging Solutions Holding Co.
175	7.250%—04/15/2025[1]	174
	Pactiv LLC
550	7.950%—12/15/2025	642
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONTAINERS & PACKAGING—Continued
	Trivium Packaging Finance BV
$75	5.500%—08/15/2026[1]	$79
125	8.500%—08/15/2027[1]	138
		217
		2,649
DIVERSIFIED CONSUMER SERVICES—0.3%
	Laureate Education Inc.
200	8.250%—05/01/2025[1]	215
DIVERSIFIED FINANCIAL SERVICES—2.6%
	CommScope Inc.
200	6.000%—03/01/2026[1]	210
	CRC Escrow Issuer LLC
250	5.250%—10/15/2025[1]	255
	Crownrock Finance Inc.
275	5.625%—10/15/2025[1]	278
	Jefferies Finance LLC / JFIN Co. Issuer Corp.
425	6.250%—06/03/2026[1]	448
	New Red Finance Inc.
400	5.000%—10/15/2025[1]	413
	Polaris Intermediate Corp.
175	8.500%—12/01/2022[1]	164
	UPCB Finance IV Ltd.
300	5.375%—01/15/2025[1]	308
		2,076
DIVERSIFIED TELECOMMUNICATION SERVICES—6.2%
	Altice Financing SA
250	5.000%—01/15/2028[1]	246
250	7.500%—05/15/2026[1]	268
		514
	Altice France SA
75	5.500%—01/15/2028[1]	77
525	7.375%—05/01/2026[1]	559
		636
	Altice Luxembourg SA
200	7.625%—02/15/2025[1]	208
200	10.500%—05/15/2027[1]	232
		440
	CenturyLink Inc.
225	5.125%—12/15/2026[1]	231
325	7.500%—04/01/2024	368
		599
	Connect Finco Sarl / Connect US Finco LLC
300	6.750%—10/01/2026[1]	318
	Hughes Satellite Systems Corp.
275	5.250%—08/01/2026	299
275	6.625%—08/01/2026	304
		603
	Telecom Italia SpA
375	5.303%—05/30/2024[1]	410
	Videotron Ltd.
200	5.125%—04/15/2027[1]	210
	Virgin Media Secured Finance plc
500	5.500%—08/15/2026[1]	525
	Ypso Finance Bis SA
400	6.000%—02/15/2028[1]	396

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	Zayo Group LLC
$275	5.750%—01/15/2027[1]	$282
		4,933
ELECTRIC UTILITIES—1.6%
	Talen Energy Supply LLC
475	7.250%—05/15/2027[1]	488
	Vistra Operations Co. LLC
750	5.625%—02/15/2027[1]	781
		1,269
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
	Ingram Micro Inc.
400	5.450%—12/15/2024	428
ENERGY EQUIPMENT & SERVICES—1.2%
	Archrock Partners LP / Archrock Partners Finance Corp.
250	6.875%—04/01/2027[1]	267
	Diamond Offshore Drilling Inc.
250	4.875%—11/01/2043	124
	Nabors Industries Ltd.
100	7.500%—01/15/2028[1]	99
	Oceaneering International Inc.
175	4.650%—11/15/2024	169
	USA Compression Partners LP / USA Compression Finance Corp.
250	6.875%—04/01/2026-09/01/2027	261
		920
ENTERTAINMENT—1.0%
	AMC Entertainment Holdings Inc.
150	5.750%—06/15/2025	134
	Netflix Inc.
200	4.875%—06/15/2030	209
400	5.875%—11/15/2028	451
		660
		794
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.5%
	Iron Mountain Inc.
450	5.250%—03/15/2028[1]	471
	iStar Inc.
400	4.250%—08/01/2025	403
	Ladder Capital Finance Corp.
175	5.250%—10/01/2025[1]	180
	MPT Operating Partnership LP / MPT Finance Corp.
50	4.625%—08/01/2029	52
50	5.250%—08/01/2026	53
		105
		1,159
FOOD & STAPLES RETAILING—0.3%
	Albertsons Companies LLC
150	4.875%—02/15/2030[1]	155
75	5.875%—02/15/2028[1]	80
		235
FOOD PRODUCTS—1.2%
	Cooke Omega Investments Inc/Alpha VesselCo Holdings Inc.
75	8.500%—12/15/2022[1]	77
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
FOOD PRODUCTS—Continued
	JBS USA Lux SA
$150	6.500%—04/15/2029[1]	$168
	Pilgrim's Pride Corp.
200	5.875%—09/30/2027[1]	212
	Post Holdings Inc.
300	5.500%—12/15/2029[1]	318
150	5.750%—03/01/2027[1]	159
		477
		934
HEALTH CARE PROVIDERS & SERVICES—5.7%
	Centene Corp.
500	4.750%—01/15/2025	518
250	5.375%—08/15/2026[1]	266
		784
	Community Health Systems Inc.
225	6.625%—02/15/2025[1]	228
125	6.875%—02/01/2022	114
575	8.000%—03/15/2026[1]	600
75	8.625%—01/15/2024[1]	80
		1,022
	DaVita Inc.
250	5.125%—07/15/2024	256
	Encompass Health Corp.
100	4.500%—02/01/2028	103
	HCA Inc.
850	4.125%—06/15/2029	922
	MEDNAX Inc.
175	6.250%—01/15/2027[1]	179
	Regionalcare Hospital Partners Holdings Inc. / LifePoint Health Inc.
125	9.750%—12/01/2026[1]	140
	Tenet Healthcare Corp.
75	5.125%—11/01/2027[1]	79
400	6.250%—02/01/2027[1]	424
325	6.750%—06/15/2023	354
275	7.000%—08/01/2025	285
		1,142
		4,548
HOTELS, RESTAURANTS & LEISURE—6.0%
	Aramark Services Inc.
350	5.000%—02/01/2028[1]	367
	Churchill Downs Inc.
425	5.500%—04/01/2027[1]	449
	Everi Payments Inc.
310	7.500%—12/15/2025[1]	332
	Golden Nugget Inc.
150	8.750%—10/01/2025[1]	158
	Hilton Domestic Operating Co. Inc.
150	4.875%—01/15/2030	159
150	5.125%—05/01/2026	158
		317
	International Game Technology plc
250	6.500%—02/15/2025[1]	283
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
100	5.250%—06/01/2026[1]	105
	Marriott Ownership Resorts Inc.
175	4.750%—01/15/2028[1]	179

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Melco Resorts Finance Ltd.
$200	4.875%—06/06/2025[1]	$204
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.
300	5.750%—02/01/2027	334
	MGM Resorts International
200	5.500%—04/15/2027	220
175	5.750%—06/15/2025	196
		416
	Scientific Games International Inc.
250	7.000%—05/15/2028[1]	264
225	8.250%—03/15/2026[1]	245
		509
	VICI Properties LP / VICI Note Co. Inc.
125	4.125%—08/15/2030[1]	127
	Viking Cruises Ltd.
75	6.250%—05/15/2025[1]	77
	VOC Escrow Ltd.
275	5.000%—02/15/2028[1]	285
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
125	5.250%—05/15/2027[1]	130
275	5.500%—03/01/2025[1]	287
		417
	Yum! Brands Inc.
250	4.750%—01/15/2030[1]	267
		4,826
HOUSEHOLD DURABLES—2.6%
	KB Home Co.
150	4.800%—11/15/2029	156
	Lennar Corp.
400	4.750%—11/29/2027	444
	M/I Homes Inc.
150	4.950%—02/01/2028[1]	155
	Newell Brands Inc.
350	5.500%—04/01/2046	384
	PulteGroup Inc.
250	5.500%—03/01/2026	280
	Tempur Sealy International Inc.
500	5.500%—06/15/2026	525
	Toll Brothers Finance Corp.
125	3.800%—11/01/2029	126
		2,070
HOUSEHOLD PRODUCTS—1.0%
	Clearwater Paper Corp.
150	5.375%—02/01/2025	157
	Energizer Holdings Inc.
200	7.750%—01/15/2027[1]	221
	Kronos Acquisition Holdings Inc.
400	9.000%—08/15/2023[1]	385
		763
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.8%
	AES Corp.
200	5.125%—09/01/2027	211
	Calpine Corp.
225	4.500%—02/15/2028[1]	224
125	5.250%—06/01/2026[1]	130
		354
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—Continued
	Clearway Energy Operating LLC
$450	4.750%—03/15/2028[1]	$464
	NRG Energy Inc.
350	6.625%—01/15/2027	377
		1,406
INSURANCE—0.5%
	Acrisure LLC / Acrisure Finance Inc.
200	8.125%—02/15/2024[1]	214
	Hub International Ltd.
150	7.000%—05/01/2026[1]	155
		369
INTERACTIVE MEDIA & SERVICES—0.7%
	Match Group Inc.
550	5.625%—02/15/2029[1]	595
INTERNET & CATALOG RETAIL—0.4%
	QVC Inc.
300	4.750%—02/15/2027	303
INTERNET SERVICES & INFRASTRUCTURE—1.0%
	EIG Investors Corp.
250	10.875%—02/01/2024	259
	J2 Cloud Services LLC
475	6.000%—07/15/2025[1]	502
		761
IT SERVICES—1.1%
	Banff Merger Sub Inc.
125	9.750%—09/01/2026[1]	129
	Cardtronics Inc.
350	5.500%—05/01/2025[1]	363
	CommScope Technologies LLC
100	5.000%—03/15/2027[1]	91
200	6.000%—06/15/2025[1]	191
		282
	MPH Acquisition Holdings LLC
125	7.125%—06/01/2024[1]	122
		896
LEISURE PRODUCTS—0.4%
	Mattel Inc.
300	5.875%—12/15/2027[1]	316
MACHINERY—0.5%
	Allison Transmission Inc.
175	5.875%—06/01/2029[1]	191
	Titan Acquisition Ltd.
250	7.750%—04/15/2026[1]	244
		435
MEDIA—11.7%
	AMC Networks Inc.
500	5.000%—04/01/2024	511
	Block Communications Inc.
750	6.875%—02/15/2025[1]	779
	CCO Holdings LLC
100	5.000%—02/01/2028[1]	105
250	5.375%—05/01/2025-06/01/2029[1]	262
775	5.500%—05/01/2026[1]	812
		1,179

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Charter Communications Operating LLC
$200	3.750%—02/15/2028	$211
75	5.050%—03/30/2029	86
		297
	CSC Holdings LLC
375	5.375%—02/01/2028[1]	398
675	5.500%—04/15/2027[1]	718
100	5.750%—01/15/2030[1]	108
		1,224
	Diamond Sports Group LLC / Diamond Sports Finance Co.
200	5.375%—08/15/2026[1]	199
225	6.625%—08/15/2027[1]	211
		410
	DISH DBS Corp.
550	5.875%—11/15/2024	558
75	7.750%—07/01/2026	79
		637
	iHeartCommunications Inc.
225	8.375%—05/01/2027	245
	Intelsat Jackson Holdings SA
500	8.500%—10/15/2024[1]	424
125	9.750%—07/15/2025[1]	108
		532
	National CineMedia LLC
200	5.875%—04/15/2028	209
	Nexstar Broadcasting Inc.
350	5.625%—07/15/2027[1]	370
	Salem Media Group Inc.
525	6.750%—06/01/2024[1]	509
	Sinclair Television Group Inc.
400	5.500%—03/01/2030[1]	410
	Sirius XM Radio Inc.
900	5.000%—08/01/2027[1]	947
	TEGNA Inc.
250	5.000%—09/15/2029[1]	253
	Telenet Finance Luxembourg Notes Sarl
200	5.500%—03/01/2028[1]	213
	Townsquare Media Inc.
350	6.500%—04/01/2023[1]	355
	Univision Communications Inc.
100	5.125%—02/15/2025[1]	100
	Ziggo Secured Finance BV
150	5.500%—01/15/2027[1]	159
		9,339
METALS & MINING—1.3%
	Alcoa Nederland Holding BV
100	7.000%—09/30/2026[1]	109
	Freeport-McMoRan Inc.
500	5.000%—09/01/2027	519
	Novelis Corp.
225	4.750%—01/30/2030[1]	226
	Teck Resources Ltd.
150	6.250%—07/15/2041	175
		1,029
OIL, GAS & CONSUMABLE FUELS—10.9%
	Aker BP ASA
50	4.750%—06/15/2024[1]	52
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Antero Resources Corp.
$125	5.125%—12/01/2022	$108
	Ascent Resources Utica Holdings LLC / ARU Finance Corp.
125	7.000%—11/01/2026[1]	89
225	10.000%—04/01/2022[1]	221
		310
	Berry Petroleum Co. LLC
200	7.000%—02/15/2026[1]	186
	Blue Racer Midstream LLC / Blue Racer Finance Corp.
125	6.125%—11/15/2022[1]	122
	Buckeye Partners LP
225	3.950%—12/01/2026	224
	California Resources Corp.
250	8.000%—12/15/2022[1]	86
	Callon Petroleum Co.
125	6.375%—07/01/2026	119
	Cheniere Corpus Christi Holdings LLC
400	5.125%—06/30/2027	446
	Cheniere Energy Partners LP
250	5.250%—10/01/2025	258
150	5.625%—10/01/2026	158
		416
	Chesapeake Energy Corp.
150	11.500%—01/01/2025[1]	121
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
250	5.625%—05/01/2027[1]	252
	DCP Midstream Operating LP
250	5.125%—05/15/2029	264
100	5.375%—07/15/2025	110
		374
	Endeavor Energy Resources LP
150	5.750%—01/30/2028[1]	156
	Energy Transfer Operating LP
275	5.250%—04/15/2029	313
	EnLink Midstream Partners LP
200	4.150%—06/01/2025	185
	Genesis Energy LP
100	5.625%—06/15/2024	98
50	6.500%—10/01/2025	49
		147
	Hess Midstream Operations LP
325	5.125%—06/15/2028[1]	337
175	5.625%—02/15/2026[1]	183
		520
	Hilcorp Finance Co.
125	5.000%—12/01/2024[1]	114
	MEG Energy Corp.
200	7.125%—02/01/2027[1]	199
	Murphy Oil Corp.
300	5.875%—12/01/2027	308
200	6.875%—08/15/2024	209
		517
	Murphy Oil USA Inc.
350	5.625%—05/01/2027	377
	NGL Energy Partners LP / NGL Energy Finance Corp.
225	7.500%—04/15/2026[1]	219

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Parsley Energy LLC / Parsley Finance Corp.
$250	5.625%—10/15/2027[1]	$265
	PBF Logistics LP / PBF Logistics Finance Corp.
75	6.875%—05/15/2023	77
	QEP Resources Inc.
125	5.625%—03/01/2026	112
	Range Resources Corp.
125	5.000%—08/15/2022	119
	Seven Generations Energy Ltd.
125	5.375%—09/30/2025[1]	126
	SM Energy Co.
150	5.000%—01/15/2024	137
	Southwestern Energy Co.
125	6.200%—01/23/2025	104
	Sunoco LP / Sunoco Finance Corp.
600	6.000%—04/15/2027	634
	Tallgrass Energy Finance Corp.
125	5.500%—09/15/2024[1]	127
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
525	5.500%—03/01/2030[1]	542
	Transocean Inc.
448	7.500%—01/15/2026[1]	423
75	9.350%—12/15/2041	59
		482
	Transocean Pontus Ltd.
67	6.125%—08/01/2025[1]	69
	Valaris plc
175	5.750%—10/01/2044	73
50	7.750%—02/01/2026	25
		98
	W&T Offshore Inc.
150	9.750%—11/01/2023[1]	142
	Whiting Petroleum Corp.
175	6.625%—01/15/2026	98
		8,695
PERSONAL PRODUCTS—0.6%
	HLF Financing Sarl LLC / Herbalife International Inc.
450	7.250%—08/15/2026[1]	470
PHARMACEUTICALS—2.8%
	Bausch Health Cos. Inc.
175	5.000%—01/30/2028[1]	178
150	5.250%—01/30/2030[1]	153
600	5.750%—08/15/2027[1]	643
75	7.000%—01/15/2028[1]	81
175	7.250%—05/30/2029[1]	197
175	8.500%—01/31/2027[1]	198
		1,450
	Catalent Pharma Solutions Inc.
125	5.000%—07/15/2027[1]	132
	Elanco Animal Health Inc.
175	4.900%—08/28/2028	200
	Endo Finance LLC
325	5.875%—10/15/2024[1]	323
125	6.000%—07/15/2023[1]	96
		419
		2,201
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PROFESSIONAL SERVICES—0.3%
	Nielsen Finance LLC
$250	5.000%—04/15/2022[1]	$252
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
	Newmark Group Inc.
200	6.125%—11/15/2023	219
ROAD & RAIL—0.3%
	Hertz Corp.
275	5.500%—10/15/2024[1]	280
SOFTWARE—1.3%
	Open Text Corp.
300	5.875%—06/01/2026[1]	317
	Solera LLC
500	10.500%—03/01/2024[1]	530
	SS&C Technologies Inc.
175	5.500%—09/30/2027[1]	186
		1,033
SPECIALTY RETAIL—1.3%
	Lithia Motors Inc.
175	4.625%—12/15/2027[1]	179
	Penske Automotive Group Inc.
150	5.500%—05/15/2026	156
	PetSmart Inc.
175	5.875%—06/01/2025[1]	180
200	7.125%—03/15/2023[1]	200
		380
	Staples Inc.
300	7.500%—04/15/2026[1]	308
		1,023
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.9%
	Dell Inc.
400	6.500%—04/15/2038	447
	Xerox Corp.
275	4.125%—03/15/2023	285
		732
TEXTILES, APPAREL & LUXURY GOODS—0.4%
	L Brands Inc.
350	6.875%—11/01/2035	351
TOBACCO—0.6%
	Vector Group Ltd.
475	6.125%—02/01/2025[1]	474
TRADING COMPANIES & DISTRIBUTORS—1.8%
	Fortress Transportation & Infrastructure Investors LLC
350	6.500%—10/01/2025[1]	373
	Herc Holdings Inc.
300	5.500%—07/15/2027[1]	314
	United Rentals North America Inc.
225	5.250%—01/15/2030	242
500	5.500%—05/15/2027	532
		774
		1,461
WIRELESS TELECOMMUNICATION SERVICES—3.3%
	C&W Senior Financing Designated Activity Company
400	6.875%—09/15/2027[1]	431

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—Continued
	Level 3 Financing Inc.
$125	5.250%—03/15/2026	$130
	Sprint Capital Corp.
100	6.875%—11/15/2028	102
50	8.750%—03/15/2032	55
		157
	Sprint Corp.
725	7.125%—06/15/2024	750
400	7.875%—09/15/2023	426
		1,176
	T-Mobile USA Inc.
700	4.750%—02/01/2028	746
		2,640
TOTAL CORPORATE BONDS & NOTES
(Cost $75,295)		77,203
TOTAL INVESTMENTS—96.8%
(Cost $75,407)		77,313
CASH AND OTHER ASSETS, LESS LIABILITIES—3.2%		2,523
TOTAL NET ASSETS—100.0%		$79,836
RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Jones Energy II Inc.	1,345	$ 31.67	05/17/2024	$ —	$—[x]

FAIR VALUE MEASUREMENTS
At January 31, 2020, the investments in Jones Energy II Inc. (as disclosed in the preceding Portfolio of Investments and Rights/Warrants schedule) were classified as Level 3 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2020.
Valuation Description	Beginning Balance as of 11/01/2019 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2020[w] (000s)
Common Stocks	$4	$—	$—	$—	$—	$—	$—	$—	$4
Rights/Warrants	—	—	—	—	—	—	—	—	—
	$4	$—	$—	$—	$—	$—	$—	$—	$4

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2020 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Jones Energy II Inc.	$ 4	Market Approach	Estimated Recovery Value	$ 14.11
Financial Derivative Instruments
Rights/Warrants
Jones Energy II Inc.	—	Market Approach	Estimated Recovery Value	$ 0.00
$4

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $50,139 or 63% of net assets.
2	MTN after the name of a security stands for Medium Term Note.
w	The net unrealized appreciation/(depreciation) per investment type is below:
	Valuation Description	Unrealized Gain/(Loss) as of 01/31/2020 (000s)
	Common Stocks	$(1)
	Rights/Warrants	–
$(1)
x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—January 31, 2020 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2020, the Trust consists of 38 separate portfolios. The portfolios covered by this report are: Harbor Bond Fund, Harbor Convertible Securities Fund, Harbor Core Bond Fund, Harbor High-Yield Bond Fund, and Harbor High-Yield Opportunities Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, convertible preferred stock, and exchange-traded funds), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Douglas J. Skinner
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.FI.0120